California Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------------
Cogeneration -- 7.1%
--------------------------------------------------------------------------------
 NR        BBB-     $ 4,985     Central Valley Financing
                                Authority, (Carson Ice),
                                6.20%, 7/1/20               $  5,211,917

 NR        BBB-      10,900     Sacramento Cogeneration
                                Authority, (Procter &
                                Gamble), 6.50%, 7/1/21        11,747,257

 NR        BBB-       6,000     Sacramento Power
                                Authority, Cogeneration
                                Project, 6.00%, 7/1/22         6,235,560
--------------------------------------------------------------------------------
                                                            $ 23,194,734
--------------------------------------------------------------------------------

Electric Utilities -- 1.4%
--------------------------------------------------------------------------------
 A2        A        $ 4,100     California Pollution
                                Control Financing
                                Authority, (San Diego Gas
                                & Electric), 5.90%, 6/1/14  $  4,443,334
--------------------------------------------------------------------------------
                                                            $  4,443,334
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 15.4%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 3,000     City and County of San
                                Francisco Sewer, (AMBAC)
                                Variable Rate, 10/1/21/(1)/ $  3,408,750

 Aaa       AAA        8,000     County of Sacramento,
                                Single Family, (AMT)
                                (GNMA), 8.125%, 7/1/16/(2)/   10,655,040

 Aaa       AAA        6,000     County of Sacramento,
                                Single Family, (AMT)
                                (GNMA), 8.25%, 1/1/21          8,238,540

 Aaa       NR        14,285     County of Sacramento,
                                Single Family, (AMT)
                                (GNMA), 8.50%, 11/1/16        19,698,730

 NR        BBB        3,910     Fontana Public Financing
                                Authority, 7.00%, 9/1/21       4,213,142

 Aaa       AAA        6,400     Port Oakland, CA,
                                0.00%, 11/1/05                 3,861,056
--------------------------------------------------------------------------------
                                                            $ 50,075,258
--------------------------------------------------------------------------------

General Obligations -- 1.8%
--------------------------------------------------------------------------------

 Aa3       AA       $ 5,000     East Bay Municipal
                                Utilities District,
                                5.00%, 4/1/15               $  4,819,200

 NR        NR         1,000     Eastern Plumas, CA,
                                Health Care, (District
                                Hospital), 7.50%, 8/1/07       1,004,470
--------------------------------------------------------------------------------
                                                            $  5,823,670
--------------------------------------------------------------------------------

Hospitals -- 2.6%
--------------------------------------------------------------------------------
 NR        BBB+     $ 2,700     City of Stockton, Dameron
                                Hospital Association,
                                8.30%, 12/1/14              $  2,773,899

 NR        BBB-       1,500     City of Woodland,
                                (Woodland Memorial
                                Hospital), 8.20%, 8/1/15       1,567,785

 Ba2       NR         1,000     San Bernadino, CA, San
                                Bernadino Community
                                Hospital, 7.875%, 12/1/08      1,051,530

 Ba2       NR         3,000     San Bernadino, CA, San
                                Bernadino Community
                                Hospital, 7.875%, 12/1/19      3,154,590
--------------------------------------------------------------------------------
                                                            $  8,547,804
--------------------------------------------------------------------------------

Housing -- 6.8%
--------------------------------------------------------------------------------
 Aa        AA-      $ 2,730     California Housing
                                Finance Agency, 7.375%,
                                8/1/11                      $  2,842,039

 Aa        AA-        3,665     California Housing
                                Finance Agency, 7.40%,
                                8/1/26                         3,985,614

 Aa        AA-        3,610     California Housing
                                Finance Agency, 7.50%,
                                8/1/25                         3,938,654

 Aa        AA-        5,630     California Housing
                                Finance Agency, 7.65%,
                                8/1/23                         5,859,591

 Aa        AA-        1,220     California Housing
                                Finance Agency, 8.60%,
                                8/1/19                         1,263,444

 NR        A+         1,585     City of Oakland, Housing
                                Finance Agency, 7.10%,
                                1/1/10                         1,671,208

 NR        NR         2,000     Los Angeles County
                                Housing Authority, CA,
                                Multifamily Housing,
                                Corporate Fund for
                                Housing Projects, 10.50%,
                                12/1/29                        1,810,640

 A1        NR           770     Los Angeles County,
                                Single Family, 7.875%,
                                8/1/16                           820,959
--------------------------------------------------------------------------------
                                                            $ 22,192,149
--------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 3.6%
--------------------------------------------------------------------------------
 A3        A        $ 5,000     California Pollution
                                Control Financing
                                Authority, (Browning
                                Ferris Industries, Inc.),
                                Series A, 5.80%, 12/1/16    $  5,100,500

 NR        NR         3,000     California Pollution
                                Control, (Laidlaw
                                Environmental),
                                (AMT), 6.70%, 7/1/07           3,077,940


                       See notes to financial statements

California Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------------
Industrial Development Revenue /
Pollution Control Revenue (continued)
--------------------------------------------------------------------------------
 Baa3      BB+      $ 3,600     California Statewide
                                Community Development
                                Authority,
                                (United Airlines), (AMT),
                                5.70%, 10/1/33              $  3,573,828
--------------------------------------------------------------------------------
                                                            $ 11,752,268
--------------------------------------------------------------------------------

Insured-Education -- 0.9%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 3,330     University of California,
                                Multiple Purpose Project,
                                (MBIA),  4.75%, 9/1/21      $  3,020,343
--------------------------------------------------------------------------------
                                                            $  3,020,343
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 6.4%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 8,000     Northern California Power
                                Agency (MBIA) Variable
                                Rate, 8/1/25/(1)/           $  9,520,000

 Aaa       AAA        2,000     Southern California
                                Public
                                Power Authority, (FGIC)
                                Variable Rate, 7/1/12/(1)/     2,072,500

 Aaa       AAA        7,070     Southern California
                                Public Power
                                Authority, (MBIA),
                                0.00%, 7/1/15                  2,769,248

 Aaa       AAA        6,915     Southern California
                                Public Power
                                Authority, (MBIA),
                                5.00%, 1/1/20                  6,584,463
--------------------------------------------------------------------------------
                                                            $ 20,946,211
--------------------------------------------------------------------------------

Insured-Lease Revenue / Certificates of
Participation -- 5.9%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 3,300     California Statewide
                                Community Development
                                Authority, (AMBAC),
                                5.68%, 1/1/24               $  3,213,507

 Aaa       AAA        4,350     City of Stockton,
                                Wastewater Treatment
                                Plant, (FGIC),
                                6.80%, 9/1/24                  4,908,540

 Aaa       AAA        7,700     Moulton Niguel Water
                                District (AMBAC),
                                4.80%, 9/1/17                  7,117,110

 Aaa       AAA       13,985     Visalia Unified School
                                District, (MBIA),
                                0.00%, 12/1/17                 3,869,090
--------------------------------------------------------------------------------
                                                            $ 19,108,247
--------------------------------------------------------------------------------

Insured-Solid Waste -- 0.5%
--------------------------------------------------------------------------------
  Aaa      AAA      $ 1,500     Inland Empire Solid Waste
                                Finance Authority, (FSA),
                                6.25%, 8/1/11               $  1,673,565
--------------------------------------------------------------------------------
                                                            $  1,673,565
--------------------------------------------------------------------------------

Insured-Special Tax Revenue -- 1.3%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 4,850     City of San Jose
                                Redevelopment Agency,
                                (MBIA), 4.75%, 8/1/24       $  4,373,876
--------------------------------------------------------------------------------
                                                            $  4,373,876
--------------------------------------------------------------------------------

Insured-Transportation -- 2.9%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 4,000     City and County of San
                                Francisco Airport,
                                (MBIA), 6.75%, 5/1/13       $  4,483,360

 Aaa       AAA        3,125     Port Oakland, CA, (MBIA),
                                5.375%, 11/1/25                3,043,156

 Aaa       AAA        7,800     San Joaquin Hills, CA,
                                Transportation Corridor
                                Agency, (MBIA),
                                0.00%, 1/15/24                 1,846,494
--------------------------------------------------------------------------------
                                                            $  9,373,010
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 4.7%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 5,000     East Bay Municipal
                                Utilities District,
                                (MBIA) Variable Rate,
                                6/1/08/(1)/                  $ 5,256,250

 Aaa       AAA        5,000     East Bay, CA, Municipal
                                Utility District, (FGIC),
                                5.00%, 6/1/26                  4,751,550

 Aaa       AAA        2,000     Metropolitan Water
                                District, Southern
                                California Waterworks,
                                (MBIA), 5.00%, 7/1/27          1,901,900

 Aaa       AAA        3,000     San Diego County Water
                                Authority, (FGIC)
                                Variable Rate, 4/22/09/(1)/    3,461,250
--------------------------------------------------------------------------------
                                                            $ 15,370,950
--------------------------------------------------------------------------------

Lease Revenue / Certificates of Participation -- 18.0%
--------------------------------------------------------------------------------
 A1        A        $ 6,500     California Public Works,
                                (University of California),
                                 5.00%, 6/1/23              $  6,106,360


                       See notes to financial statements

California Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
------------------  Principal
                    Amount
          Standard  (000
Moody's   & Poor's  omitted)    Security                      Value
--------------------------------------------------------------------------------
Lease Revenue / Certificates of Participation (continued)
--------------------------------------------------------------------------------
 A1        A        $ 5,000     California Public Works,
                                (University of California),
                                5.25%, 6/1/20                 $  4,940,850

 A1        A          8,000     California Public Works,
                                (University of California),
                                5.50%, 6/1/14                    8,314,640

 Aaa       AAA        6,850     California Statewide
                                Public Works, (J. Paul Getty
                                Trust), 5.00%, 10/1/23           6,524,625

 A1        A+         4,000     City of Sacramento
                                Financing Authority,
                                5.40%, 11/1/20                   4,052,720

 NR        NR         7,000     County of Los Angeles,
                                (Marina Del Ray), 6.50%,
                                7/1/08                           7,529,200

 Baa1      BBB        5,115     County of Los Angeles,
                                Disney Parking Project,
                                0.00%, 3/1/16                    1,743,294

 Baa1      BBB        1,925     County of Los Angeles,
                                Disney Parking Project,
                                0.00%, 3/1/17                      613,036

 Baa1      BBB        5,000     County of Los Angeles,
                                Disney Parking Project,
                                0.00%, 9/1/17                    1,546,050

 Baa1      BBB        5,370     County of Los Angeles,
                                Disney Parking Project,
                                0.00%, 3/1/18                    1,612,289

 Baa1      BBB        3,100     County of Los Angeles,
                                Disney Parking Project,
                                0.00%, 3/1/20                      818,307

 Baa1      BBB        6,925     County of Los Angeles,
                                Disney Parking Project,
                                0.00%, 9/1/20                    1,774,531

 Baa1      BBB        1,000     County of Los Angeles,
                                Disney Parking Project,
                                6.50%, 3/1/23                    1,043,500

 Baa3      BBB-       2,750     Inglewood, CA, 7.00%,
                                8/1/19                           2,962,053

 A1        A+         8,000     Pasadena Parking Facility
                                Project, 6.25%, 1/1/18           8,925,440
--------------------------------------------------------------------------------
                                                              $ 58,506,895
--------------------------------------------------------------------------------

Nursing Homes -- 1.0%
--------------------------------------------------------------------------------
 NR        NR       $ 3,105     Banning, CA, 9.50%,
                                12/1/11                       $  3,185,326
--------------------------------------------------------------------------------
                                                              $  3,185,326
--------------------------------------------------------------------------------

Special Tax Revenue -- 9.8%
--------------------------------------------------------------------------------
 NR        NR       $ 2,880     City of Commerce, Joint
                                Power Financing Authority,
                                8.00%, 3/1/22                 $  3,109,968

 NR        NR         1,960     City of Fairfield, North
                                Cordelia District,
                                7.375%, 9/2/18                   2,028,502

 NR        NR           830     City of Fairfield, North
                                Cordelia District, 8.00%,
                                9/2/11                             861,424

 NR        BBB          600     City of Rancho Mirage,
                                Joint Power Financing
                                Authority, 7.50%, 4/1/17           655,314

 NR        NR         1,400     City of Simi Valley
                                Community Development,
                                Sycamore Plaza II, 8.20%,
                                9/1/12                           1,411,886

 NR        BBB        5,000     Contra Costa County,
                                Public Financing Authority,
                                7.10%, 8/1/22                    5,461,150

 NR        BBB+       8,220     Fontana Redevelopment
                                Agency, Jurupa Hills,
                                7.00%, 10/1/14                   8,961,197

 NR        NR         3,000     Riverside County
                                Community Facilities
                                District, 7.55%, 9/1/17          3,179,730

 NR        BBB        2,500     Riverside County
                                Redevelopment Agency,
                                7.50%, 10/1/26                   2,859,850

 Baa       BBB+       3,000     Westminster Redevelopment
                                Agency, Community
                                Redevelopment Project,
                                7.30%, 8/1/21                    3,271,020
--------------------------------------------------------------------------------
                                                              $ 31,800,041
--------------------------------------------------------------------------------

Transportation -- 8.6%
--------------------------------------------------------------------------------
 NR        BBB      $ 3,050     Guam Airport Authority,
                                (AMT), 6.70%, 10/1/23         $  3,306,749

 Aa3       AA-        2,000     Long Beach, CA (AMT),
                                7.25%, 5/15/19                   2,078,880

 Baa3      NR        35,975     San Joaquin Hills
                                Transportation Corridor
                                Agency, Toll Road Revenue
                                Bonds, 0.00%, 1/1/27             7,494,312

 Baa3      NR         4,940     San Joaquin Hills
                                Transportation Corridor
                                Agency, Toll Road Revenue
                                Bonds, 7.00%, 1/1/30             5,531,516

 Baa3      NR        12,000     San Joaquin Hills, CA,
                                Transportation Corridor
                                Agency, Toll Road Revenue
                                Bonds, 0.00%, 1/1/14             5,181,120

 Baa3      NR         5,765     San Joaquin Hills, CA,
                                Transportation Corridor
                                Agency, Toll Road Revenue
                                Bonds, 0.00%, 1/1/26             1,267,147

 Baa2      NR         1,500     Stockton Port District,
                                7.95%, 1/1/05                    1,545,255

 Baa2      NR         1,500     Stockton Port District,
                                8.10%, 1/1/14                    1,545,810
--------------------------------------------------------------------------------
                                                              $ 27,950,789
--------------------------------------------------------------------------------

                       See notes to financial statements

California Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
-------------------   Principal
                      Amount
          Standard    (000
Moody's   & Poor's    omitted)    Security                    Value
--------------------------------------------------------------------------------
Water and Sewer -- 1.3%
--------------------------------------------------------------------------------
 Aa        AA         $ 4,425     Orange County Water
                                  District, 5.00%, 8/15/18    $  4,194,104
--------------------------------------------------------------------------------
                                                              $  4,194,104
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $288,296,835)                            $325,532,574
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1997, 23.7% of securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.5% to 14.3% of total investments.

/(1)/ Security has been issued as an inverse floater bond.
/(2)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.



                       See notes to financial statements

Florida Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000
Moody's   & Poor's  omitted)    Security                          Value
--------------------------------------------------------------------------------
Cogeneration -- 1.4%
--------------------------------------------------------------------------------
 NR        NR       $ 3,100     Palm Beach County, FL,
                                Okeelanta Power L.P.
                                (AMT), 6.85%, 2/15/21             $   1,550,000

 NR        NR        11,000     Palm Beach County, FL,
                                Osceola Power (AMT),
                                6.95%, 1/1/22                         5,390,000
--------------------------------------------------------------------------------
                                                                  $   6,940,000
--------------------------------------------------------------------------------

Education -- 1.2%
--------------------------------------------------------------------------------
 NR        AAA      $ 5,500     Volusia County
                                Educational Facilities,
                                (Embry-Riddle
                                Aeronautical University)
                                (CLEE), 6.625%, 10/15/22           $  6,047,855
--------------------------------------------------------------------------------
                                                                   $  6,047,855
--------------------------------------------------------------------------------

Electric Utilities -- 7.4%
--------------------------------------------------------------------------------
 Aa1       AA       $14,000     Jacksonville Electric
                                Authority, Bulk Power
                                Supply System Scherer 4,
                                5.25%, 10/1/21                     $ 13,645,799

 Aa1       AA         2,850     Orlando Utilities
                                Commission Water and
                                Electric, 5.125%, 10/1/19             2,753,357

 Aa        AA-       10,000     Orlando Utilities
                                Commission Water and
                                Electric, 5.60%, 10/6/17             10,064,000

 Baa1      BBB+       5,000     Puerto Rico Electric
                                Power Authority, 6.25%,
                                7/1/17                                5,322,500

 Baa1      BBB+         185     Puerto Rico Electric
                                Power Authority, 7.125%,
                                7/1/14                                  197,560

 Aa3       AA-        2,515     St. Lucie County Solid
                                Waste Disposal, (Florida
                                Power & Light Co.) (AMT),
                                6.70%, 5/1/27                         2,716,955

 NR        NR         1,925     Virgin Islands Water and
                                Sewer Authority, 7.40%,
                                7/1/11                                2,081,406
--------------------------------------------------------------------------------
                                                                   $ 36,781,577
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 8.7%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 9,225     Dade County, (Baptist
                                Hospital of Miami),
                                5.75%, 5/1/21                      $  9,595,661

 NR        NR         1,675     Florida Mid-Bay Bridge
                                Authority, 6.875%, 10/1/22            1,983,083

 Aaa       AAA        5,000     Florida Municipal Power
                                Agency Stanton II (AMBAC)
                                Variable
                                Rate, 10/1/20/(1)/                    6,112,500

 A3        A          7,255     Hillsborough Capital
                                Improvement - Museum of
                                Science, 6.45%, 1/1/22                7,754,217

 NR        AAA       15,135     Illinois Development
                                Finance Authority,
                                (Regency Park at
                                Lincolnwood), 0.00%,
                                7/15/25                               3,131,583

 Aaa       AAA        2,000     Orlando and Orange
                                County, Expressway
                                Authority (FGIC), 8.25%,
                                7/1/14                                2,726,360

 Aaa       NR        20,755     Savannah, GA, Economic
                                Development Authority,
                                0.00%, 12/1/21                        5,411,244

 Aaa       AAA        5,600     St. Lucie Utility System,
                                6.00%, 10/1/20                        6,027,224
--------------------------------------------------------------------------------
                                                                   $ 42,741,872
--------------------------------------------------------------------------------

General Obligations -- 13.0%
--------------------------------------------------------------------------------
 Aa2       AA+      $32,000     Florida Board of
                                Education,
                                4.75%, 6/1/22                      $ 29,180,479

 Aa2       AA+       15,235     Florida Board of
                                Education,
                                5.00%, 6/1/20                        14,519,106

 Aa2       AA+        8,000     Florida Board of General
                                Services, 6.60%, 7/1/17               8,868,000

 NR        BBB        5,700     Government of Guam,
                                5.40%, 11/15/18                       5,594,037

 Baa1      A          3,000     Puerto Rico Commonwealth,
                                6.50%, 7/1/23                         3,312,600

 Baa1      A          2,500     Puerto Rico Public
                                Building Authority,
                                6.00%, 7/1/12                         2,538,300
--------------------------------------------------------------------------------
                                                                   $ 64,012,522
--------------------------------------------------------------------------------

Hospitals -- 1.8%
--------------------------------------------------------------------------------
 NR        BBB+     $ 3,600     Escambia County, Health
                                Facilities Authority
                                (Baptist Hospital, Inc.
                                and The Baptist Manor,
                                Inc.), 6.75%, 10/1/14              $  3,870,036

 NR        AA+        4,750     Jacksonville Health
                                Facilities Finance
                                Authority, St. Luke's
                                Hospital Association,
                                6.75%, 11/15/13                       5,189,375
--------------------------------------------------------------------------------
                                                                   $  9,059,411
--------------------------------------------------------------------------------

                       See notes to financial statements

Florida Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
-------------------    Principal
                       Amount
           Standard    (000
Moody's    & Poor's    omitted)     Security                      Value
------------------------------------------------------------------------------
Housing -- 11.7%
------------------------------------------------------------------------------
 Aaa       NR          $ 2,000      Broward County, FL,
                                    Housing Finance
                                    Authority, SFMR,
                                    (AMT), (GNMA/FNMA),
                                    6.10%, 10/1/19                $  2,087,420

 NR        AAA             610      Broward County, Housing
                                    Finance Authority, Single
                                    Family, (GNMA) (AMT),
                                    7.35%, 3/1/23                      646,795

 Aaa       NR            2,005      Clay County, FL, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    (AMT), 6.55%, 3/1/28             2,118,804

 NR        AAA           1,300      Clay County, Health
                                    Facilities Authority,
                                    Multifamily (GNMA),
                                    7.40%, 12/1/25                   1,374,776

 Aaa       NR            1,015      Dade County, Health
                                    Facilities Authority,
                                    Single Family (AMT),
                                    7.75%, 9/1/22                    1,071,942

 Aaa       NR              290      Dade County, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    7.10%, 9/1/13                      305,924

 NR        AAA           5,850      Dade County, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    (AMT), 6.70%, 10/1/28            6,204,218

 Aaa       NR            1,160      Dade County, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    (AMT), 7.25%, 9/1/19             1,224,948

 Aaa       NR            2,500      Escambia County, FL,
                                    Housing Finance
                                    Authority, SF, (AMT),
                                    5.80%, 10/1/19                   2,524,300

 Aaa       AAA           4,535      Escambia County, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    (AMT), 6.85%, 10/1/17            4,801,023

 Aaa       AAA           1,640      Escambia County, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    (AMT), 6.90%, 10/1/21            1,755,538

 Aaa       AAA           1,920      Escambia County, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    (AMT), 6.95%, 10/1/27            2,056,397

 Aaa       NR            2,540      Escambia County, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    (AMT), 7.40%, 10/1/23            2,685,542

 NR        AAA           1,125      Florida Health Facilities
                                    Authority, 6.35%, 6/1/14         1,180,485

 Aa3       AA            2,500      Florida Health Facilities
                                    Authority (AMT),
                                    6.35%, 7/1/28                    2,631,225

 Aaa       NR              800      Hillsborough County,
                                    Health Facilities
                                    Authority, Single
                                    Family (GNMA), (AMT),
                                    7.875%, 5/1/23                     849,224

 NR        NR            3,405      North Miami, FL, Health
                                    Care Facilities (The
                                    Imperial Club),
                                    9.25%, 1/1/13                    3,867,331

 NR        AAA           6,205      Orange County, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    (AMT), 6.60%, 4/1/28             6,559,119

 NR        AAA           7,295      Orange County, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    (AMT), 6.85%, 10/1/27            7,595,408

 NR        AAA           1,695      Orange County, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    (AMT), 7.375%, 9/1/24            1,801,005

 Aaa       NR              845      Palm Beach County, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    7.60%, 3/1/23                      898,700

 Aaa       NR            1,455      Polk County, Health
                                    Facilities Authority,
                                    Single Family (GNMA),
                                    7.15%, 9/1/23                    1,535,723

 Baa       BBB           1,400      Puerto Rico Commonwealth
                                    Urban Renewal and Housing
                                    Corp., 7.875%, 10/1/04           1,507,996

 Aaa       AAA             635      Puerto Rico Housing
                                    Financial Corp. Single
                                    Family (GNMA), 7.65%,
                                    10/15/22                           672,509
------------------------------------------------------------------------------
                                                                  $ 57,956,352
------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 2.1%
------------------------------------------------------------------------------
 NR        NR           $ 5,000     Osceola County, IDA,
                                    Community Pooled Loan-93,
                                    7.75%, 7/1/17                 $  5,289,800

 Baa3      BBB-           4,500     Puerto Rico Port
                                    Authority (American
                                    Airlines) (AMT),
                                    6.25%, 6/1/26                    4,816,170
------------------------------------------------------------------------------
                                                                  $ 10,105,970
------------------------------------------------------------------------------

Insured-Electric Utilities -- 2.7%
------------------------------------------------------------------------------
 Aaa       AAA          $ 2,200     Commonwealth of Puerto
                                    Rico Electric Power
                                    Authority STRIPES
                                    (FSA), Variable
                                    Rate, 7/1/03/(1)/             $  2,491,500

 Aaa       AAA            3,925     Commonwealth of Puerto
                                    Rico, Electric Power
                                    Authority, (MBIA),
                                    0.00%, 7/1/17                    1,441,496

 Aaa       AAA            1,540     Manatee County, Public
                                    Utility (FGIC),
                                    0.00%, 10/1/12                     712,912

                       See notes to financial statements

Florida Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000
Moody's   & Poor's  omitted)    Security                           Value
--------------------------------------------------------------------------------
Insured-Electric Utilities (continued)
--------------------------------------------------------------------------------
 Aaa       AAA      $ 6,500     Port Saint Lucie, FL,
                                (MBIA), 5.00%, 9/1/17              $  6,284,850

 Aaa       AAA        2,200     Puerto Rico Electric
                                Power Authority, (FSA)
                                Variable Rate,
                                7/1/02/(1)/                           2,436,500
--------------------------------------------------------------------------------
                                                                   $ 13,367,258
--------------------------------------------------------------------------------

Insured-General Obligations -- 1.4%
--------------------------------------------------------------------------------
 Aaa       NR       $ 7,000     Massachusetts State
                                Turnpike Authority,
                                (FGIC), 5.125%, 1/1/23             $  6,981,730
--------------------------------------------------------------------------------
                                                                   $  6,981,730
--------------------------------------------------------------------------------

Insured-Hospitals -- 7.6%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 8,000     Charlotte County, Health
                                Care, Bon-Secours Health
                                System (FSA) Variable
                                Rate, 8/26/27/(1)/                 $  8,780,000

 Aaa       AAA       23,355     Jacksonville Health
                                Authority, Daughters of
                                Charity (MBIA), 5.00%,
                                11/15/15                             22,702,694

 Aaa       AAA        2,000     Lee County, (Memorial
                                Hospital) (MBIA) Variable
                                Rate, 4/1/20/(1)/                     2,387,500

 Aaa       AAA        3,000     Orange County, Health
                                Facilities Authority
                                (MBIA) Variable
                                Rate, 10/29/21/(1)/                   3,607,500
--------------------------------------------------------------------------------
                                                                   $ 37,477,694
--------------------------------------------------------------------------------

Insured-Housing -- 3.9%
--------------------------------------------------------------------------------
 Aaa       AAA      $   970     Brevard County, Housing
                                Finance Authority, Single
                                Family (FSA), 7.00%,
                                3/1/13                             $  1,029,587

 Aaa       AAA        1,720     Duval County, Health
                                Facilities Authority,
                                Single Family (FGIC),
                                7.35%, 7/1/24                         1,836,908

 Aaa       AAA        6,530     Florida Health Facilities
                                Authority, (Maitland Club
                                Apartments), (AMBAC),
                                (AMT), 6.875%, 8/1/26                 7,054,228

 Aaa       AAA        3,000     Florida Health Facilities
                                Authority, Brittany of
                                Rosemont (AMBAC) (AMT),
                                6.875%, 8/1/26                        3,240,840

 Aaa       AAA        3,000     Florida HFA, (MBIA),
                                (AMT), 5.90%, 7/1/29                  3,058,290

 Aaa       AAA        2,675     Lee County, SCA
                                Multifamily (FSA) (AMT),
                                7.05%, 1/1/30                         2,894,698
--------------------------------------------------------------------------------
                                                                   $ 19,114,551
--------------------------------------------------------------------------------

Insured-Life Care -- 0.1%
--------------------------------------------------------------------------------
 Aaa       AAA      $   500     Alachua County Health
                                Facility, Mental Health
                                Services (CGIC), 7.75%,
                                7/1/10                             $    552,905
--------------------------------------------------------------------------------
                                                                   $    552,905
--------------------------------------------------------------------------------

Insured-Miscellaneous -- 0.6%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 2,000     Escambia County (MBIA),
                                7.20%, 1/1/15                      $  2,110,780

 Aaa       AAA          799     Osceola County,
                                Industrial Development
                                Authority, Community
                                Provider Pooled Loan
                                Program (CGIC), 7.75%,
                                7/1/10                                  859,133
--------------------------------------------------------------------------------
                                                                   $  2,969,913
--------------------------------------------------------------------------------

Insured-Solid Waste -- 0.3%
--------------------------------------------------------------------------------
 AAA       AAA      $ 1,500     St. John's County Solid
                                Waste Disposal (FGIC),
                                7.25%, 11/1/10                     $  1,645,650
--------------------------------------------------------------------------------
                                                                   $  1,645,650
--------------------------------------------------------------------------------

Insured-Special Tax Revenue -- 8.1%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 1,000     City of Jacksonville
                                (FGIC) (AMT), 0.00%,
                                10/1/10                            $    514,290

 Aaa       AAA        1,000     City of Jacksonville
                                (FGIC) (AMT), 0.00%,
                                10/1/11                                 484,000

 Aaa       AAA        2,000     City of Jacksonville
                                (FGIC) (AMT), 0.00%,
                                10/1/12                                 912,420

 Aaa       AAA        1,185     City of Opa-Locka (FGIC),
                                7.00%, 1/1/14                         1,346,030

 Aaa       AAA        1,160     Dade County, FL,
                                Professional Sports
                                Franchise, (MBIA),
                                0.00%, 10/1/19                          356,097

 Aaa       AAA        3,835     Dade, Professional Sports
                                Franchise (MBIA), 0.00%,
                                10/1/23                                 937,888

 Aaa       AAA        4,250     Lakeland, FL, Capital
                                Improvement Revenue,
                                (MBIA), 5.00%, 10/1/17                4,134,783

                       See notes to financial statements

Florida Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------------
Insured-Special Tax Revenue (continued)
--------------------------------------------------------------------------------
 Aaa       AAA      $ 1,840     St. Petersburg, FL,
                                Excise Tax Revenue,
                                (FGIC), 5.00%, 10/1/16      $  1,807,892

 Aaa       AAA        3,160     St. Petersburg, FL,
                                Excise Tax Revenue,
                                (FGIC), 5.00%, 10/1/16         3,047,314

 Aaa       AAA        2,000     Sunrise Public Facilities
                                (MBIA), 0.00%, 10/1/10         1,041,700

 Aaa       AAA        1,760     Sunrise Public Facilities
                                (MBIA), 0.00%, 10/1/12           814,757

 Aaa       AAA        2,840     Sunrise Public Facilities
                                (MBIA), 0.00%, 10/1/14         1,166,956

 Aaa       AAA        4,140     Sunrise Public Facilities
                                (MBIA), 0.00%, 10/1/16         1,512,425

 Aaa       AAA        2,525     Sunrise Public Facilities
                                (MBIA), 0.00%, 10/1/17           874,812

 Aaa       AAA        4,000     Sunrise, FL, Public
                                Facilities Revenue,
                                (MBIA), 0.00%, 10/1/15         1,554,360

 Aaa       AAA        2,770     Tampa, FL, Sports
                                Authority Revenue,
                                (MBIA), 5.25%, 1/1/17          2,766,427

 Aaa       AAA       11,500     Tampa, FL, Sports
                                Authority Revenue,
                                (MBIA), 5.25%, 1/1/17         11,485,164

 Aaa       AAA        2,000     Tampa, FL, Utility Tax
                                Revenue, (AMBAC),
                                0.00%, 10/1/18                   650,480

 Aaa       AAA        6,800     Tampa, FL, Utility Tax
                                Revenue, (AMBAC),
                                0.00%, 4/1/19                  2,144,244

 Aaa       AAA        5,000     Tampa, FL, Utility Tax
                                Revenue, (AMBAC),
                                0.00%, 10/1/19                 1,534,900

 Aaa       AAA        4,000     Tampa, FL, Utility Tax
                                Revenue, (AMBAC),
                                0.00%, 10/1/20                 1,155,960
--------------------------------------------------------------------------------
                                                            $ 40,242,899
--------------------------------------------------------------------------------

Insured-Transportation -- 9.0%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 3,475     Dade County Aviation
                                Facilities (MBIA) (AMT),
                                6.00%, 10/1/24              $  3,607,293

 Aaa       AAA        4,000     Dade County Aviation
                                Facilities (MBIA) (AMT),
                                6.55%, 10/1/13                 4,355,280

 Aaa       AAA        4,150     Dade County Aviation
                                Facilities (MBIA) (AMT),
                                6.60%, 10/1/22                 4,518,064

 Aaa       AAA        1,710     Dade County Seaport,
                                (MBIA), 5.125%, 10/1/26        1,658,529

 Aaa       AAA        8,455     Florida State Turnpike
                                Authority (FGIC),
                                6.35%, 7/1/22                  9,110,093

 Aaa       AAA        8,650     Greater Orlando, FL,
                                Aviation Authority,
                                (FGIC) (AMT),
                                6.375%, 10/1/21                9,313,801

 Aaa       AAA        9,100     Massachusetts State
                                Turnpike Authority
                                (MBIA),
                                5.00%, 1/1/20                  8,907,899

 Aaa       AAA        2,910     State of Florida,
                                Department of
                                Transportation, (Right of
                                Way), (FGIC),
                                5.00%, 7/1/21                  2,792,582
--------------------------------------------------------------------------------
                                                            $ 44,263,541
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 4.1%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 2,500     Broward County, (AMBAC),
                                5.125%, 10/1/15             $  2,469,050

 Aaa       AAA        2,000     City of Fort Myers
                                Utility (FGIC),
                                5.00%, 10/1/16                 1,928,680

 Aaa       AAA       12,005     Dade County, FL,
                                Water and
                                Sewer System, (FGIC),
                                5.50%, 10/1/25                12,069,226

 Aaa       AAA        4,155     Sanford, FL, Water and
                                Sewer Revenue, (AMBAC),
                                4.50%, 10/1/21                 3,635,002
--------------------------------------------------------------------------------
                                                            $ 20,101,958
--------------------------------------------------------------------------------

Life Care -- 1.5%
--------------------------------------------------------------------------------
 NR        NR       $ 6,895     Atlantic Beach, Fixed
                                Rate Improvement, (Fleet
                                Landing Project), 8.00%,
                                10/1/24                     $  7,489,142
--------------------------------------------------------------------------------
                                                            $  7,489,142
--------------------------------------------------------------------------------

Nursing Homes -- 5.3%
--------------------------------------------------------------------------------
 NR        NR       $   300     Broward County,
                                Industrial Development
                                Authority (Beverly
                                Enterprises - Florida,
                                Inc.), 9.80%, 11/1/10       $    338,181

 NR        NR           430     Charlotte County,
                                Industrial Development
                                Authority (Beverly
                                Enterprises), 10.00%,
                                6/1/11                           491,499

 NR        NR         6,520     Citrus County, Industrial
                                Development Authority
                                (Beverly Enterprises),
                                7.25%, 4/1/03                  6,662,723


                       See notes to financial statements

Florida Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
--------------------  Principal
                      Amount
          Standard    (000
Moody's   & Poor's    omitted)    Security                     Value
-----------------------------------------------------------------------------
Nursing Homes (continued)
-----------------------------------------------------------------------------
 NR        AAA        $ 4,285     Dade County, Industrial
                                  Development Authority -
                                  Club Care Center (GNMA),
                                  6.60%, 1/20/18               $  4,591,206

 NR        AAA          5,075     Dade County, Industrial
                                  Development Authority -
                                  Gramercy Park Nursing
                                  Care (FHA), 6.60%, 8/1/23       5,492,571

 NR        NR           1,955     Highlands County,
                                  Industrial Development
                                  Authority,(Beverly
                                  Enterprises - Florida,
                                  Inc.), 9.25%, 7/1/07            2,194,233

 Baa1      NR           3,750     Jacksonville Health -
                                  (Cypress Village), 7.00%,
                                  12/1/22                         4,043,213

 NR        NR             360     Okaloosa County, FL,
                                  (Beverly Enterprises),
                                  10.75%, 10/1/03                   371,974

 NR        NR             655     Orange County, Industrial
                                  Development Authority,
                                  (Beverly Enterprises),
                                  9.25%, 8/1/10                     736,364

 NR        NR           1,000     Winter Garden, (Beverly
                                  Enterprises), 8.75%,
                                  7/1/12                          1,129,110
-----------------------------------------------------------------------------
                                                               $ 26,051,074
-----------------------------------------------------------------------------

Solid Waste -- 0.8%
-----------------------------------------------------------------------------
 A         A-         $ 3,605     Broward County, (Waste
                                  Energy Co., L.P. North),
                                  7.95%, 12/1/08               $  3,929,594
-----------------------------------------------------------------------------
                                                               $  3,929,594
-----------------------------------------------------------------------------

Special Tax Revenue -- 2.5%
-----------------------------------------------------------------------------
 A1        AA-        $ 3,000     City of Orlando, 6.00%,
                                  10/1/22                      $  3,111,450

 Baa1      A            9,250     Commonwealth of Puerto
                                  Rico Highway and
                                  Transportation Authority,
                                  5.00%, 7/1/36                   8,636,818

 Baa1      A              700     Commonwealth of Puerto
                                  Rico Highway and
                                  Transportation Authority,
                                  5.50%, 7/1/36                     704,011
-----------------------------------------------------------------------------
                                                               $ 12,452,279
-----------------------------------------------------------------------------

Transportation -- 4.3%
-----------------------------------------------------------------------------
 NR        NR         $10,140     Mid-Bay Bridge Authority,
                                  6.125%, 10/1/22              $ 10,426,962

 Aa2       AA+         10,800     State of Florida,
                                  Jacksonville
                                  Transportation, 5.25%,
                                  7/1/22                         10,622,772
-----------------------------------------------------------------------------
                                                               $ 21,049,734
-----------------------------------------------------------------------------

Water and Sewer -- 0.5%
-----------------------------------------------------------------------------
 Baa1      BBB+       $ 2,500     Hillsborough County
                                  Utility, 6.625%, 8/1/11      $  2,687,725
-----------------------------------------------------------------------------
                                                               $  2,687,725
-----------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $462,068,417)                             $494,023,206
-----------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1997, 37.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.3% to 12.7% of total investments.

/(1)/ Security has been issued as an inverse floater bond.

                       See notes to financial statements

Massachusetts Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------
Assisted Living -- 0.7%
--------------------------------------------------------------------------
 NR       AAA       $ 1,500     Massachusetts IFA
                                (Briscoe House) (FHA),
                                7.125%, 2/1/36              $  1,709,655
--------------------------------------------------------------------------
                                                            $  1,709,655
--------------------------------------------------------------------------

Education -- 3.6%
--------------------------------------------------------------------------
 Aa1      AA+       $ 1,625     Massachusetts Health and
                                Educational Facilities
                                Authority (HEFA) (Amherst
                                College), 6.80%, 11/1/21    $  1,770,974

 NR       AAA         3,400     Massachusetts HEFA
                                (Merrimack College),
                                7.125%, 7/1/12                 3,853,934

 A1       A+            250     Massachusetts HEFA (Tufts
                                University), 7.75%, 8/1/13       262,558

 Baa3     BBB-        1,250     Massachusetts IFA, (Dana
                                Hall), 5.90%, 7/1/27           1,274,513

 A1       NR          2,000     New England Educational
                                Loan Marketing Corp.,
                                (AMT), 6.90%, 11/1/09          2,216,680
--------------------------------------------------------------------------
                                                            $  9,378,659
--------------------------------------------------------------------------

Electric Utilities -- 6.2%
--------------------------------------------------------------------------
 NR       BBB       $ 1,545     Guam Power Authority,
                                5.25%, 10/1/23              $  1,475,475

 Baa2     BBB+        5,060     Massachusetts Municipal
                                Wholesale Electric Co.,
                                6.625%, 7/1/18                 5,412,429

 Baa2     BBB+        3,500     Massachusetts Municipal
                                Wholesale Electric Co.,
                                6.75%, 7/1/11                  3,769,570

 Baa1     BBB+        3,000     Puerto Rico Electric
                                Power Authority, 0.00%,
                                7/1/17                         1,061,370

 Baa1     BBB+       13,055     Puerto Rico Electric
                                Power Authority, 0.00%,
                                7/1/17                         4,618,728
--------------------------------------------------------------------------
                                                            $ 16,337,572
--------------------------------------------------------------------------

Escrowed / Prerefunded -- 2.0%
--------------------------------------------------------------------------
 NR       AAA       $11,825     Massachusetts General
                                Obligations Federal
                                Assisted Housing, Section
                                8, 0.00%, 2/1/23            $  2,432,284

 NR       NR          2,400     Massachusetts HEFA
                                (Fairview Care
                                Facilities), 10.25%,
                                1/1/21                         2,894,424
--------------------------------------------------------------------------
                                                            $  5,326,708
--------------------------------------------------------------------------

General Obligations -- 4.5%
--------------------------------------------------------------------------
 A1       A+        $ 3,400     Commonwealth of
                                Massachusetts, 5.00%,
                                1/1/12                      $  3,352,060

 NR       BBB           200     Government of Guam,
                                5.375%, 11/15/13                 197,126

 NR       BBB         2,145     Government of Guam,
                                5.40%, 11/15/18                2,105,124

 A1       A+          3,015     Massachusetts Bay Transit
                                Authority, (MBTA),
                                5.50%, 3/1/21                  3,020,427

 A1       A+          1,000     Massachusetts Bay Transit
                                Authority, (MBTA),
                                5.90%, 3/1/12                  1,052,060

 Aaa      NR          1,700     Town of Nantucket,
                                6.80%, 12/1/11                 1,896,945

 A1       A+            250     University of
                                Massachusetts Building
                                Authority, 7.20%, 5/1/04         285,083
--------------------------------------------------------------------------
                                                            $ 11,908,825
--------------------------------------------------------------------------

Hospitals -- 16.4%
--------------------------------------------------------------------------
 A1       A         $ 3,000     Massachusetts HEFA
                                (Charlton Memorial
                                Hospital), 7.25%, 7/1/13    $  3,285,480

 Aa2      AA+         2,000     Massachusetts HEFA
                                (Daughters of Charity
                                Health System),
                                6.10%, 7/1/14                  2,119,320

 NR       A-          1,020     Massachusetts HEFA
                                (Jordan Hospital),
                                6.875%, 10/1/15                1,107,842

 NR       A-          2,870     Massachusetts HEFA
                                (Jordan Hospital),
                                6.875%, 10/1/22                3,110,563

 Baa3     BB+         5,500     Massachusetts HEFA
                                (Milford-Whitinsville
                                Hospital), 7.75%, 7/15/17      6,014,635

 Baa1     BBB+        2,000     Massachusetts HEFA (New
                                England Baptist
                                Hospital), 7.35%, 7/1/17       2,162,340

 NR       BBB-        2,600     Massachusetts HEFA (North
                                Adams Regional Hospital),
                                6.625%, 7/1/18                 2,733,406

 Baa2     BBB         5,255     Massachusetts HEFA
                                (Sisters of Providence
                                Health System), 6.50%,
                                11/15/08                       5,538,770

 Baa2     BBB         2,085     Massachusetts HEFA
                                (Sisters of Providence
                                Health System), 6.625%,
                                11/15/22                       2,203,470

 A1       AA-           530     Massachusetts HEFA
                                (Spaulding Rehabilitation
                                Hospital),  7.625%, 7/1/21       552,965

                       See notes to financial statements

Massachusetts Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------
Hospitals (continued)
--------------------------------------------------------------------------
 NR       AA        $ 1,475     Massachusetts HEFA,
                                (FHA), (Deutsches
                                Altenheim), 7.70%, 11/1/31  $  1,594,696

 NR       NR          8,000     Massachusetts IFA,
                                0.00%, 8/1/08                  4,574,640

 NR       NR          9,000     Massachusetts IFA
                                (Biomedical Research
                                Corp.), 0.00%, 8/1/09          4,831,650

 NR       NR          6,000     Massachusetts IFA
                                (Biomedical Research
                                Corp.), 0.00%, 8/1/10          3,018,240
--------------------------------------------------------------------------
                                                            $ 42,848,017
--------------------------------------------------------------------------

Housing -- 10.4%
--------------------------------------------------------------------------
 NR       AAA       $ 2,750     Framingham Housing
                                Authority, (GNMA), 6.65%,
                                2/20/32                     $  2,880,323

 A1       A+          5,000     Massachusetts HFA,
                                6.375%, 4/1/21                 5,244,100

 Aa       A+          7,160     Massachusetts HFA, (AMT),
                                6.60%, 12/1/26                 7,562,177

 Aa       A+          6,365     Massachusetts HFA, (AMT),
                                6.60%, 12/1/26                 6,722,522

 Aa       A+          2,195     Massachusetts HFA, (AMT),
                                8.10%, 6/1/20                  2,258,304

 Aa       A+          1,500     Massachusetts HFA, (AMT),
                                8.10%, 12/1/21                 1,548,750

 Aaa      AAA         1,000     Massachusetts HFA,
                                (FNMA), 6.875%, 11/15/11       1,084,630
--------------------------------------------------------------------------
                                                            $ 27,300,806
--------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 3.6%
--------------------------------------------------------------------------
 NR       NR        $ 2,075     Massachusetts IFA
                                (Hingham Water Co.),
                                (AMT), 6.60%, 12/1/15       $  2,227,865

 NR       NR          3,000     Massachusetts IFA
                                (Hingham Water Co.),
                                (AMT), 6.90%, 12/1/29          3,261,060

 Baa3     BBB-        3,750     Puerto Rico Port
                                Authority (American
                                Airlines), (AMT), 6.25%,
                                6/1/26                         4,013,475
--------------------------------------------------------------------------
                                                            $  9,502,400
--------------------------------------------------------------------------

Insured-Colleges and Universities -- 0.4%
--------------------------------------------------------------------------
 Aaa      AAA       $ 1,000     Massachusetts HEFA,
                                (Berklee College of
                                Music), (MBIA),
                                5.10%, 10/1/27              $    958,540
--------------------------------------------------------------------------
                                                            $    958,540
--------------------------------------------------------------------------

Insured-Education -- 1.2%
--------------------------------------------------------------------------
 Aaa      AAA       $ 1,950     Massachusetts Educational
                                Finance Authority,
                                (AMBAC), (AMT), 7.30%,
                                1/1/12                      $  2,109,647

 Aaa      AAA           290     Massachusetts Educational
                                Finance Authority,
                                (MBIA), (AMT),
                                7.25%, 1/1/09                    312,095

 Aaa      AAA           400     Massachusetts HEFA
                                (Boston University)
                                "RIBS", (MBIA), Variable
                                Rate, 10/1/31/(1)/               468,500

 Aaa      AAA           250     Massachusetts HEFA
                                (Northeastern
                                University), (AMBAC),
                                7.50%, 10/1/08                   263,398
--------------------------------------------------------------------------
                                                            $  3,153,640
--------------------------------------------------------------------------

Insured-Electric Utilities -- 0.7%
--------------------------------------------------------------------------
 Aaa      AAA       $ 2,000     Massachusetts Municipal
                                Wholesale Electric Co.,
                                (MBIA), 4.75%, 7/1/10       $  1,940,280
--------------------------------------------------------------------------
                                                            $  1,940,280
--------------------------------------------------------------------------

Insured-General Obligations -- 1.4%
--------------------------------------------------------------------------
 Aaa      AAA       $ 1,795     City of Boston, (FSA),
                                4.875%, 9/1/09              $  1,796,687

 NR       AAA         1,000     Commonwealth of Puerto
                                Rico "RIBS" (AMBAC),
                                Variable Rate 7/1/15/(1)/      1,090,000

 Aaa      AAA           600     Town of Tyngsborough,
                                (AMBAC), 6.90%, 5/15/08          669,714
--------------------------------------------------------------------------
                                                            $  3,556,401
--------------------------------------------------------------------------

Insured-Hospitals -- 8.5%
--------------------------------------------------------------------------
 Aaa      AAA       $   300     Massachusetts HEFA
                                (Berkshire Health
                                Systems), (MBIA),
                                7.60%, 10/1/14              $    316,827

                       See notes to financial statements

Massachusetts Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------

Insured-Hospitals (continued)
--------------------------------------------------------------------------
 Aaa      AAA       $ 3,750     Massachusetts HEFA (Beth
                                Israel Hospital),
                                (AMBAC), (AMT), Variable
                                Rate 7/1/25/(1)/            $  4,082,813

 Aaa      AAA         1,040     Massachusetts HEFA
                                (Beverly Hospital),
                                (MBIA), 7.30%, 7/1/13          1,111,708

 Aaa      AAA         1,500     Massachusetts HEFA
                                (Capital Assist Program),
                                (MBIA), 7.20%, 7/1/09          1,602,240

 Aaa      AAA         1,885     Massachusetts HEFA
                                (Fallon Healthcare
                                System), (FSA),
                                6.75%, 6/1/20 /(2)/            2,078,778

 Aaa      AAA         2,000     Massachusetts HEFA (St.
                                Elizabeth Hospital Issue)
                                "LEVRRS", (FSA), Variable
                                Rate 8/12/21/(1)/              2,340,000

 Aaa      AAA         2,600     Massachusetts HEFA (St.
                                Luke's Hospital) "Yield
                                Curve Notes", (MBIA),
                                Variable Rate 8/15/13/(1)/     2,756,000

 Aaa      AAA         2,600     Massachusetts HEFA (St.
                                Luke's Hospital) "Yield
                                Curve Notes", Variable
                                Rate, (MBIA), 8/15/23/(1)/     2,700,750

 Aaa      AAA         3,000     Massachusetts HEFA (The
                                Medical Center of Central
                                Massachusetts) (AMBAC),
                                "CARS", Variable
                                Rate 6/23/22/(1)/              3,618,750

 Aaa      AAA           700     Massachusetts HEFA
                                (University Hospital),
                                (MBIA), 7.25%, 7/1/19            763,546

 Aaa      AAA         1,000     Massachusetts HEFA,
                                (Lowell General
                                Hospital), Series B,
                                (FSA), 5.25%, 6/1/16             983,570
--------------------------------------------------------------------------
                                                            $ 22,354,982
--------------------------------------------------------------------------

Insured-Housing -- 0.6%
--------------------------------------------------------------------------
 Aaa      AAA       $ 1,500     Massachusetts HFA,
                                (AMBAC), 6.45%, 1/1/36      $  1,586,565
--------------------------------------------------------------------------
                                                            $  1,586,565
--------------------------------------------------------------------------

Insured-Life Care -- 0.9%
--------------------------------------------------------------------------
 Aaa      AAA       $ 2,465     Massachusetts HEFA,
                                (Partners Healthcare),
                                (MBIA), 5.375%, 7/1/17      $  2,448,485
--------------------------------------------------------------------------
                                                            $  2,448,485
--------------------------------------------------------------------------

Insured-Transportation -- 5.5%
--------------------------------------------------------------------------
 Aaa      AAA       $ 5,860     Massachusetts Port
                                Authority, (AMT), (FGIC),
                                7.50%, 7/1/20               $  6,397,538

 Aaa      NR         26,970     Massachusetts Turnpike
                                Authority, (MBIA),
                                0.00%, 1/1/28                  5,162,867

 Aaa      NR          2,970     Massachusetts Turnpike
                                Authority, (MBIA),
                                5.00%, 1/1/37                  2,749,775
--------------------------------------------------------------------------
                                                            $ 14,310,180
--------------------------------------------------------------------------

Insured-Water and Sewer -- 0.9%
--------------------------------------------------------------------------
 Aaa      AAA       $ 2,500     Massachusetts Water
                                Resources Authority,
                                (MBIA), 4.75%, 12/1/21      $  2,266,275
--------------------------------------------------------------------------
                                                            $  2,266,275
--------------------------------------------------------------------------

Lease Revenue / Certificates of Participation -- 3.8%
--------------------------------------------------------------------------
 NR       A-        $ 7,800     Plymouth County, MA
                                (Plymouth County
                                Correctional Facility),
                                7.00%, 4/1/22               $  8,733,738

 NR       BBB         1,200     Puerto Rico Industrial,
                                Tourist, Educational,
                                Medical and
                                Environmental Control
                                Authority (Guaynabo
                                Municipal Government
                                Center Lease),
                                5.625%, 7/1/22                 1,201,320
--------------------------------------------------------------------------
                                                            $  9,935,058
--------------------------------------------------------------------------

Life Care -- 0.8%
--------------------------------------------------------------------------
 NR       AAA       $ 2,000     Boston, MA, Industrial
                                Development Financing
                                Authority, 6.00%, 2/1/37    $  2,056,140
--------------------------------------------------------------------------
                                                            $  2,056,140
--------------------------------------------------------------------------

Nursing Homes -- 1.3%
--------------------------------------------------------------------------
 NR       NR        $ 3,225     Massachusetts IFA (Age
                                Institute
                                of Massachusetts),
                                8.05%, 11/1/25              $  3,405,439
--------------------------------------------------------------------------
                                                            $  3,405,439
--------------------------------------------------------------------------

Solid Waste -- 0.5%
--------------------------------------------------------------------------
 NR       NR        $ 1,145     City of Pittsfield,
                                Vicon Recovery
                                Associates,
                                7.95%, 11/1/04              $  1,193,285
--------------------------------------------------------------------------
                                                            $  1,193,285
--------------------------------------------------------------------------

                       See notes to financial statements

Massachusetts Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------
Special Tax Revenue -- 3.5%
--------------------------------------------------------------------------
 Baa1     A         $ 3,300     Commonwealth of Puerto
                                Rico Highway and
                                Transportation Authority,
                                5.00%, 7/1/36               $  3,081,243

 Aa3      AA          3,500     State of Massachusetts,
                                5.00%, 6/1/17                  3,372,425

 NR       NR          2,350     Virgin Islands Public
                                Finance Authority,
                                7.25%, 10/1/18                 2,624,856
--------------------------------------------------------------------------
                                                            $  9,078,524
--------------------------------------------------------------------------

Transportation -- 12.0%
--------------------------------------------------------------------------
 NR       BBB       $ 5,950     Guam Airport Authority,
                                (AMT), 6.70%, 10/1/23       $  6,450,871

 Aa3      AA-         3,000     Massachusetts Port
                                Authority, (AMT),
                                5.375%, 7/1/27                 2,915,190

 A1       NR         22,535     Massachusetts Turnpike
                                Authority, 5.00%, 1/1/20      22,059,285
--------------------------------------------------------------------------
                                                            $ 31,425,346
--------------------------------------------------------------------------

Water and Sewer -- 10.6%
--------------------------------------------------------------------------
 Baa1     BBB       $12,185     City of Boston (Harbor
                                Electric Energy Co.),
                                (AMT), 7.375%, 5/15/15      $ 13,281,283

 A2       A           7,175     Massachusetts Water
                                Resources Authority,
                                5.00%, 3/1/22                  6,704,894

 A2       A           1,500     Massachusetts Water
                                Resources Authority,
                                5.25%, 3/1/13                  1,495,230

 A2       A           4,165     Massachusetts Water
                                Resources Authority,
                                5.25%, 12/1/15                 4,174,371

 NR       NR          2,000     Virgin Islands Water and
                                Power Authority,
                                7.60%, 1/1/12                  2,238,140
--------------------------------------------------------------------------
                                                            $ 27,893,918
--------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $238,584,146)                          $261,875,700
--------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1997, 20.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.4% to 9.8% of total investments.

/(1)/ Security has been issued as an inverse floater bond.
/(2)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.


                       See notes to financial statements

Mississippi Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000
Moody's   & Poor's  omitted)   Security                             Value
--------------------------------------------------------------------------------
Education -- 2.3%
--------------------------------------------------------------------------------
 NR        A        $  470     University of Mississippi
                               Educational Building
                               Athletic Facility,
                               6.20%, 6/1/16                        $   503,699
--------------------------------------------------------------------------------
                                                                    $   503,699
--------------------------------------------------------------------------------

Electric Utilities -- 9.1%
--------------------------------------------------------------------------------
 NR        BBB      $  810     Guam Power Authority,
                               6.625%, 10/1/14                      $   878,874

 Baa3      NR        1,000     Warren County (Mississippi
                               Power & Light Co.), 7.00%,
                               4/1/22                                 1,099,630
--------------------------------------------------------------------------------
                                                                    $ 1,978,504
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 5.6%
--------------------------------------------------------------------------------
 A         NR       $  600     Mississippi Hospital
                               Equipment and Facilities
                               Authority, (Rankin Medical
                               Center), 5.60%, 3/1/19               $   646,158

 Aaa       NR        1,500     Mississippi Housing Finance
                               Corp., Single Family,
                               (AMT), 0.00%, 6/1/15                     577,560
--------------------------------------------------------------------------------
                                                                    $ 1,223,718
--------------------------------------------------------------------------------

General Obligations -- 3.6%
--------------------------------------------------------------------------------
 Aa3       AA       $  200     State of Mississippi,
                               5.10%, 11/15/12                      $   203,776

 Aa3       NR          500     State of Mississippi,
                               6.75%, 12/1/14                           570,450
--------------------------------------------------------------------------------
                                                                    $   774,226
--------------------------------------------------------------------------------

Hospitals -- 2.1%
--------------------------------------------------------------------------------
 Baa3      BBB      $  450     Mississippi Hospital
                               Equipment and Facilities
                               Authority, (Rush Medical
                               Foundation Project), 6.00%,
                               1/1/22                               $   450,500
--------------------------------------------------------------------------------
                                                                    $   450,500
--------------------------------------------------------------------------------

Housing -- 14.0%
--------------------------------------------------------------------------------
 Aa        NR       $  500     Hinds County, Woodridge
                               Apartments, (FHA), 6.25%,
                               11/1/27                              $   523,490

 Aaa       NR          500     Mississippi Home Corp.,
                               Single Family, (AMT),
                               (GNMA), 6.625%, 4/1/27                   530,560

 Aaa       NR          415     Mississippi Home Corp.,
                               Single Family, Access
                               Program, (AMT), (GNMA),
                               8.10%, 12/1/24                           463,480

 Aaa       NR          870     Mississippi Home Corp.,
                               Single Family, Access
                               Program, (AMT), (GNMA),
                               8.125%, 12/1/24                          969,650

 Aaa       NR          500     Mississippi Home Corp.,
                               Single Family, Access
                               Program, (GNMA), (AMT),
                               6.00%, 12/1/27                           565,535
--------------------------------------------------------------------------------
                                                                    $ 3,052,715
--------------------------------------------------------------------------------

Industrial Development Revenue / Pollution Control
Revenue -- 13.3%
--------------------------------------------------------------------------------
 A2        A        $1,000     Lowndes County
                               (Weyerhaeuser Co.), 6.80%,
                               4/1/22                               $ 1,180,610

 NR        AA-         500     Mississippi Business
                               Finance Corp., (AMT),
                               7.15%, 5/1/16/(1)/                       547,950

 Baa3      BBB-        490     Puerto Rico Port Authority
                               (American Airlines), (AMT),
                               6.25%, 6/1/26                            524,427

 A3        A-          600     Warren County
                               (International Paper Co.),
                               (AMT), 6.60%, 3/1/19                     653,706
--------------------------------------------------------------------------------
                                                                    $ 2,906,693
--------------------------------------------------------------------------------

Insured-Education -- 5.1%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Mississippi Educational
                               Facilities Authority,
                               (Milsaps College), (MBIA),
                               6.50%, 11/1/19                       $ 1,119,190
--------------------------------------------------------------------------------
                                                                    $ 1,119,190
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 5.3%
--------------------------------------------------------------------------------
 Aaa       AAA      $  750     Jackson County, Gautier
                               Utility District, (MBIA),
                               6.375%, 3/1/12                       $   813,983

 Aaa       AAA         300     Puerto Rico, Electric Power
                               Authority (FSA) Variable
                               Rate, 7/1/03/(2)/                        339,750
--------------------------------------------------------------------------------
                                                                    $ 1,153,733
--------------------------------------------------------------------------------

Insured-General Obligations -- 7.0%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Desoto County School
                               District, (MBIA), 4.75%,
                               2/1/13                               $   953,790

 Aaa       AAA         500     Hinds County, (MBIA),
                               6.25%, 3/1/11                            566,845
--------------------------------------------------------------------------------

                       See notes to financial statements

Mississippi Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS CONT'D



Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000
Moody's   & Poor's  omitted)   Security                             Value
--------------------------------------------------------------------------------
Insured-General Obligations (continued)
--------------------------------------------------------------------------------
                                                                    $ 1,520,635
--------------------------------------------------------------------------------

Insured-Hospitals -- 14.6%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     City of Gulfport (Gulfport
                               Memorial Hospital), (MBIA),
                               6.20%, 7/1/18                        $ 1,066,610

 Aaa       AAA       1,275     Hinds County (Mississippi
                               Methodist Hospital),
                               (AMBAC), 5.60%, 5/1/12                 1,362,376

 Aaa       AAA         200     Mississippi Development
                               Bank (Adams County
                               Hospital), 5.75%, 7/1/16                 208,286

 Aaa       AAA         500     Mississippi Hospital
                               Equipment and Facilities
                               Authority (Mississippi
                               Baptist Medical Center),
                               (MBIA), 6.00%, 5/1/13                    533,370
--------------------------------------------------------------------------------
                                                                    $ 3,170,642
--------------------------------------------------------------------------------

Insured-Lease Revenue / Certificates of Participation -- 3.6%
--------------------------------------------------------------------------------
 Aaa       AAA      $  750     Medical Center Building
                               Corp., (University of
                               Mississippi Medical
                               Center), (MBIA), 5.80%,
                               12/1/14                              $   786,105
--------------------------------------------------------------------------------
                                                                    $   786,105
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 2.4%
--------------------------------------------------------------------------------
 Aaa       AAA      $  500     City of Natchez, Combined
                               Water and Sewer System,
                               (MBIA), 5.70%, 8/1/17                $   514,460
--------------------------------------------------------------------------------
                                                                    $   514,460
--------------------------------------------------------------------------------

Lease Revenue / Certificates of Participation -- 9.6%
--------------------------------------------------------------------------------
 NR        A        $1,000     Mississippi Development
                               Bank, Golden Triangle Solid
                               Waste, 6.00%, 7/1/15                 $ 1,037,500

 A2        NR        1,000     Mississippi University
                               Educational Building Corp.,
                               Facilities Renovation,
                               6.15%, 6/15/15                         1,058,960
--------------------------------------------------------------------------------
                                                                    $ 2,096,460
--------------------------------------------------------------------------------

Life Care -- 1.0%
--------------------------------------------------------------------------------
 NR        NR       $  200     Ridgeland, MS, Urban
                               Renewal, The Orchard
                               Project Series 1993A,
                               7.75%, 12/1/15                       $   214,032
--------------------------------------------------------------------------------
                                                                    $   214,032
--------------------------------------------------------------------------------

Nursing Homes -- 1.4%
--------------------------------------------------------------------------------
 NR        NR       $  300     Mississippi Business
                               Finance Corp. (Magnolia
                               Healthcare), 7.99%, 7/1/25           $   314,145
--------------------------------------------------------------------------------
                                                                    $   314,145
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $19,751,773)                                   $21,779,457
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1997, 38.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.5% to 25.4% of total investments.

/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

/(2)/ Security has been issued as an inverse floater bond.


                       See notes to financial statements

New York Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000
Moody's   & Poor's  omitted)    Security                           Value
--------------------------------------------------------------------------------

Airlines -- 0.6%
--------------------------------------------------------------------------------
Baa3      BBB-      $ 2,800     Port Authority of New York and
                                New Jersey, (Delta Airlines),
                                6.95%, 6/1/08                      $  3,053,176
--------------------------------------------------------------------------------
                                                                   $  3,053,176
--------------------------------------------------------------------------------

Assisted Living -- 1.2%
--------------------------------------------------------------------------------
NR        NR        $ 4,000     Glen Cove, IDA, 9.50%, 7/1/12      $  4,000,000

NR        NR          1,970     Village of North Syracuse, NY,
                                Housing Authority (AJM Senior
                                Housing, Inc., Janus Park),
                                8.00%, 6/1/24                         2,096,474
--------------------------------------------------------------------------------
                                                                   $  6,096,474
--------------------------------------------------------------------------------

Education -- 15.8%
--------------------------------------------------------------------------------
Baa2      NR        $ 1,660     City of New Rochelle IDA Civic
                                Facilities, (College of New
                                Rochelle), 6.75%, 7/1/22           $  1,779,155

Aaa       AA+         6,895     Dormitory Authority, (Columbia
                                University), 4.75%, 7/1/14            6,462,270

NR        AA          1,300     Dormitory Authority, (New York
                                Medical College) (Asset Guaranty),
                                6.875%, 7/1/21                        1,426,464

A3        A-          9,850     Dormitory Authority, State
                                University Educational Facilities,
                                5.25%, 5/15/15                        9,737,809

A3        A-         28,675     Dormitory Authority, State
                                University Educational Facilities,
                                5.25%, 5/15/19                       28,056,766

A3        A-         14,680     Dormitory Authority, State
                                University Educational Facilities,
                                5.25%, 5/15/21                       14,348,818

A3        A-          9,125     Dormitory Authority, State
                                University Educational Facilities,
                                5.50%, 5/15/13                        9,365,535

A3        A-          2,000     Dormitory Authority, State
                                University Educational Facilities,
                                5.50%, 5/15/19                        2,025,200

A3        A-            415     Dormitory Authority, State
                                University Educational Facilities,
                                7.375%, 5/15/14                         452,342

A3        A-          1,300     Dormitory Authority, State
                                University Educational Facilities,
                                7.50%, 5/15/11                        1,573,507

A         NR          1,000     Dutchess County IDA, (Bard
                                College), 7.00%, 11/1/17              1,109,560

A1        NR          6,035     Monroe County IDA, (Wilmur
                                Assc.), 7.25%, 12/1/16                6,444,897
--------------------------------------------------------------------------------
                                                                   $ 82,782,323
--------------------------------------------------------------------------------

Electric Utilities -- 3.7%
--------------------------------------------------------------------------------
A1        A+        $ 2,365     New York State Energy Research
                                and Development Authority,
                                (Consolidated Edison) (AMT),
                                7.50%, 7/1/25                      $  2,500,751

A1        A           2,500     New York State Energy Research
                                and Development Authority,
                                (Brooklyn Union Gas), (RIBS),
                                (AMT), Variable Rate, 7/1/26/(1)/     3,178,125

A1        A+          1,000     New York State Energy Research
                                and Development Authority,
                                (Consolidated Edison) (AMT),
                                7.50%, 1/1/26                         1,069,050

NR        NR          5,450     New York State Energy Research
                                and Development Authority,
                                (LILCO) "RITES" (AMT),
                                Variable Rate, 8/1/22/(1)/            6,267,500

Ba3       BB+         3,110     New York State Energy Research
                                and Development Authority,
                                (LILCO), (AMT), 6.90%, 8/1/22         3,355,130

NR        NR          2,885     Virgin Islands Water and Sewer
                                Authority, 7.40%, 7/1/11              3,119,406
--------------------------------------------------------------------------------
                                                                   $ 19,489,962
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 9.4%
--------------------------------------------------------------------------------
Aaa       BBB+      $ 1,000     Dormitory Authority, (City
                                University), 7.625%, 7/1/20        $  1,110,200

Baa1      NR          2,250     Dormitory Authority,
                                (Upstate Community College),
                                7.20%, 7/1/21                         2,517,480

Baa1      NR          2,000     Dormitory Authority,
                                (Upstate Community College),
                                7.30%, 7/1/21                         2,244,640

Aaa       AAA           500     Erie County Water Authority,
                                Water Works System, (AMBAC),
                                6.00%, 12/1/08                          544,055

Aaa       AAA           500     Metropolitan Transportation
                                Authority Commuter Facilities
                                Bonds, 7.50%, 7/1/19                    551,250

                       See notes to financial statements

New York Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------------
Escrowed / Prerefunded (continued)
--------------------------------------------------------------------------------
 Aaa       NR       $ 1,300     New York City IDA,
                                (YMCA of Greater New
                                York), 8.00%, 8/1/16        $  1,497,652

 Aaa       BBB+       1,000     New York State (HFA),
                                Service Contracts, 7.80%,
                                9/15/01                        1,132,920

 Aaa       AAA          110     New York State (MCFFA)
                                Mental Health Services
                                Facilities, 7.75%, 8/15/10       121,186

 Aaa       AAA        4,090     New York State (MCFFA),
                                Mental Health Services
                                Facilities, 7.50%, 2/15/21     4,589,962

 Aa        A         11,050     New York State
                                Environmental Facilities
                                Corporation (EFC),
                                State Water Pollution
                                Control, 6.875%, 6/15/10      12,187,487

 Aaa       AAA        1,775     New York State HFA,
                                Service Contracts,
                                7.375%, 9/15/21                2,026,340

 Aaa       AAA          345     New York State MCFFA,
                                Mental Health Services
                                Facilities, 7.875%,
                                8/15/08                          386,448

 Baa1      A-         1,090     New York State Medical
                                Care Facilities, 7.625%,
                                8/15/17                        1,239,232

 Baa1      BBB+       4,750     New York State Thruway
                                Authority, Local Highway
                                and Bridge Service
                                Contract Bonds, 7.25%,
                                1/1/10/(2)/                    5,267,988

 Baa1      BBB+         500     New York State UDC,
                                Alfred Technology,
                                7.875%, 1/1/20                   549,245

 Baa1      BBB+         750     New York State UDC,
                                Clarkson Center, 7.80%,
                                1/1/20                           844,200

 Baa1      BBB+         750     New York State UDC,
                                Clarkson Center, 8.00%,
                                1/1/20                           848,715

 Aaa       NR         5,100     New York State UDC,
                                Correctional Facilities,
                                6.50%, 1/1/21                  5,467,965

 Aaa       BBB+       3,685     New York, NY, 7.50%,
                                2/1/18                         4,205,985

 NR        AAA        1,760     Puerto Rico Highway and
                                Transportation Authority
                                - Highway Revenue,
                                6.625%, 7/1/18                 1,969,739
--------------------------------------------------------------------------------
                                                            $ 49,302,689
--------------------------------------------------------------------------------

General Obligations -- 0.8%
--------------------------------------------------------------------------------
 Baa1      BBB+     $   315     New York, NY, 7.50%,
                                2/1/18                      $    352,806

 Aa2       AA         1,700     Onondaga County, NY,
                                5.875%, 2/15/11                1,862,877

 Aa2       AA         1,600     Onondaga County, NY,
                                5.875%, 2/15/12                1,751,696
--------------------------------------------------------------------------------
                                                            $  3,967,379
--------------------------------------------------------------------------------

Healthcare -- 1.1%
--------------------------------------------------------------------------------
 NR        NR       $ 5,000     New York State Housing
                                Finance Agency, "RITES",
                                Variable Rate, 5/1/06/(1)/  $  5,693,750
--------------------------------------------------------------------------------
                                                            $  5,693,750
--------------------------------------------------------------------------------

Hospitals -- 13.9%
--------------------------------------------------------------------------------
 Aa2       AAA      $ 1,500     Dormitory Authority,
                                (Long Island Jewish
                                Medical Center) (FHA),
                                7.75%, 8/15/27              $  1,546,140

 NR        AAA        1,000     Dormitory Authority, (St.
                                Francis Hospital) (FHA),
                                7.65%, 8/1/30                  1,112,880

 Baa1      A-         7,300     Dormitory Authority,
                                Mental Health Facilities,
                                5.375%, 2/15/26                7,057,348

 NR        AAA        6,705     Dormitory Authority,
                                United Health Services,
                                (FHA), 7.35%, 8/1/29           7,318,977

 Aa2       AAA        1,000     New York State MCFFA,
                                Hospital and Nursing
                                Insured Mortgage (FHA),
                                6.55%, 8/15/12                 1,079,720

 NR        AA         9,000     New York State MCFFA,
                                Hospital and Nursing
                                Insured Mortgage (FHA),
                                6.70%, 8/15/23                 9,726,390

 Aa2       AA         1,050     New York State MCFFA,
                                Hospital and Nursing
                                Insured Mortgage (FHA),
                                6.75%, 2/15/12                 1,135,229

 Aa2       AA         1,500     New York State MCFFA,
                                Hospital and Nursing
                                Insured Mortgage (FHA),
                                6.95%, 2/15/32                 1,636,485

 Aa2       AA         2,190     New York State MCFFA,
                                Hospital and Nursing
                                Insured Mortgage (FHA),
                                7.00%, 8/15/32                 2,405,693

 Aa2       AA         6,600     New York State MCFFA,
                                Hospital and Nursing
                                Insured Mortgage (FHA),
                                7.25%, 2/15/31                 7,271,946

 Aa2       AA           740     New York State MCFFA,
                                Hospital and Nursing
                                Insured Mortgage (FHA),
                                7.35%, 2/15/29                   784,548

 Aa2       AA           950     New York State MCFFA,
                                Insured Mortgage (FHA),
                                7.45%, 8/15/31                 1,044,563

 Baa1      A-           460     New York State MCFFA,
                                Mental Health Services
                                Facilities, 7.50%, 2/15/21       510,494

 Baa1      A-            35     New York State MCFFA,
                                Mental Health Services
                                Facilities, 7.75%, 8/15/10        38,237

                       See notes to financial statements

New York Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000
Moody's    & Poor's   omitted)     Security                        Value
--------------------------------------------------------------------------------
Hospitals (continued)
--------------------------------------------------------------------------------
Baa1       A-         $   150      New York State MCFFA, Mental
                                   Health Services Facilities,
                                   7.875%, 8/15/08                 $    166,785

Baa        BBB+         5,540      New York State MCFFA, Secured
                                   Hospital, 7.35%, 8/15/11           6,083,529

Baa        BBB+        19,700      New York State MCFFA, Secured
                                   Hospital (Brookdale), 6.80%,
                                   8/15/12                           21,548,253

Baa1       A-             490      New York State Medical Care
                                   Facilities, 7.625%, 8/15/17          549,496

Baa1       BBB+         1,800      Syracuse Industrial Development
                                   Agency (IDA), St. Joseph's
                                   Hospital Health Center, 7.50%,
                                   6/1/18                             2,028,510
--------------------------------------------------------------------------------
                                                                   $ 73,045,223
--------------------------------------------------------------------------------

Housing -- 5.6%
--------------------------------------------------------------------------------
NR         NR         $ 4,574      New York City HDC, Allerville,
                                   6.50%, 11/15/18                 $  4,637,076

NR         NR           2,006      New York City HDC, Dayton,
                                   6.50%, 11/15/18                    2,095,308

NR         AAA          2,550      New York City HDC, Multi-Unit
                                   Management, 7.35%, 6/1/19          2,720,009

Aa2        AAA            235      New York State Housing Finance
                                   Agency, Baytown, 7.10%, 8/15/35      249,716

Aaa        NR          31,145      New York State Mortgage Agency,
                                   0.00%, 10/1/14                     6,300,634

Aa2        NR             500      New York State Mortgage Agency,
                                   6.65%, 4/1/22                        528,565

Aa2        NR           8,750      New York State Mortgage Agency,
                                   6.90%, 4/1/15                      9,453,588

Aa2        NR           1,000      New York State Mortgage Agency,
                                   7.50%, 4/1/15                      1,077,150

Aa2        NR           1,600      New York State Mortgage Agency
                                   (AMT), 7.95%, 10/1/21              1,705,792

Baa        BBB            350      Puerto Rico Commonwealth Urban
                                   Renewal and Housing Corp.,
                                   7.875%, 10/1/04                      376,999

Aaa        AAA            300      Puerto Rico Housing Financial
                                   Corp. Single Family (GNMA),
                                   7.65%, 10/15/22                      317,721
--------------------------------------------------------------------------------
                                                                   $ 29,462,558
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 1.0%
--------------------------------------------------------------------------------
Aaa        AAA        $ 5,000      Puerto Rico Telephone Authority
                                   (MBIA) Variable Rate,
                                   1/25/07/(1)/                    $  5,393,750
--------------------------------------------------------------------------------
                                                                   $  5,393,750
--------------------------------------------------------------------------------

Insured-General Obligations -- 2.8%
--------------------------------------------------------------------------------
Aaa        AAA        $   700      Bethlehem Central School
                                   District (AMBAC), 7.10%,
                                   11/1/08                         $    847,896

Aaa        AAA            700      Bethlehem Central School
                                   District (AMBAC), 7.10%,
                                   11/1/09                              852,082

Aaa        AAA            770      Chautauqua County Unlimited
                                   Tax (FGIC), 6.40%, 9/15/09           887,163

Aaa        AAA          1,035      Erie County Water Authority
                                   (AMBAC), 0.00%, 12/1/17              244,508

Aaa        AAA            700      Jamestown, (Secondary AMBAC),
                                   7.10%, 3/15/09                       846,132

Aaa        AAA            700      Jamestown, (Secondary AMBAC),
                                   7.10%, 3/15/10                       849,639

Aaa        AAA            700      Jamestown, (Secondary AMBAC),
                                   7.10%, 3/15/11                       853,552

Aaa        AAA            675      Jamestown, (Secondary AMBAC),
                                   7.10%, 3/15/12                       826,342

Aaa        AAA            675      Jamestown, (Secondary AMBAC),
                                   7.10%, 3/15/13                       829,238

Aaa        AAA            515      Jamestown, (Secondary AMBAC),
                                   7.10%, 3/15/14                       634,341

Aaa        AAA          1,930      New York, NY (AMBAC), 7.00%,
                                   8/1/17                             2,161,697

Aaa        AAA          4,500      Puerto Rico (FSA), Variable
                                   Rate, 7/1/22/(1)/                  4,944,375
--------------------------------------------------------------------------------
                                                                   $ 14,776,965
--------------------------------------------------------------------------------

Insured-Hospitals -- 1.4%
--------------------------------------------------------------------------------
Aaa        AAA        $ 1,300      New York State MCFFA, New York
                                   Hospital (FHA) (AMBAC), 6.60%,
                                   2/15/11                         $  1,454,375

Aaa        AAA          5,400      New York State MCFFA, New York
                                   Hospital (FHA) (AMBAC), 6.75%,
                                   8/15/14                            6,072,948
--------------------------------------------------------------------------------
                                                                   $  7,527,323
--------------------------------------------------------------------------------

                       See notes to financial statements

New York Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000
Moody's   & Poor's  omitted)    Security                           Value
--------------------------------------------------------------------------------
Insured-Housing -- 0.1%
--------------------------------------------------------------------------------
Aaa       AAA       $   500     New York City HDC, Charter Oaks
                                (MBIA), 7.375%, 4/1/17             $    512,585
--------------------------------------------------------------------------------
                                                                   $    512,585
--------------------------------------------------------------------------------

Insured-Life Care -- 0.3%
--------------------------------------------------------------------------------
Aaa       AAA       $ 1,500     New York State MCFFA,
                                Long Term Health Care
                                (FSA), 6.80%, 11/1/14              $  1,657,545
--------------------------------------------------------------------------------
                                                                   $  1,657,545
--------------------------------------------------------------------------------

Insured-Miscellaneous -- 0.4%
--------------------------------------------------------------------------------
Aaa       AAA       $   500     New York City IDA, (USTA
                                National Tennis Center Inc.)
                                (FSA), 6.375%, 11/15/14            $    549,685

Aaa       AAA         1,600     New York City Trust Cultural
                                Resources, (American Museum of
                                Natural History), (MBIA),
                                5.65%, 4/1/22                         1,639,456
--------------------------------------------------------------------------------
                                                                   $  2,189,141
--------------------------------------------------------------------------------

Insured-Solid Waste -- 1.8%
--------------------------------------------------------------------------------
Aaa       AAA       $ 1,650     Dutchess County Resource
                                Recovery Solid Waste (FGIC),
                                7.50%, 1/1/09                      $  1,790,547

Aaa       AAA         6,795     Islip Resource Recovery Agency
                                (MBIA), 6.50%, 7/1/09                 7,657,286
--------------------------------------------------------------------------------
                                                                   $  9,447,833
--------------------------------------------------------------------------------

Insured-Transportation -- 3.8%
--------------------------------------------------------------------------------
Aaa       AAA       $ 6,000     Metropolitan Transportation
                                Authority, NY, (MBIA),
                                5.00%, 7/1/20                      $  5,740,260

Aaa       AAA         3,000     Triborough Bridge and Tunnel
                                Authority of New York, "RITES"
                                (AMBAC), Variable
                                Rate, 1/1/12/(1)/                     3,420,000

NR        AAA         3,000     Triborough Bridge and Tunnel
                                Authority, (MBIA), Variable
                                Rate, 1/1/19/(1)/                     3,180,000

NR        NR          7,000     VRDC-IVRC Trust,
                                (NY MTA), Variable Rate,
                                (MBIA), 6/26/02/(1)/                  7,551,250
--------------------------------------------------------------------------------
                                                                   $ 19,891,510
--------------------------------------------------------------------------------

Lease Revenue/Certificates of Participation -- 13.6%
--------------------------------------------------------------------------------
Baa1      BBB+      $ 8,000     Dormitory Authority, (City
                                University), 5.625%, 7/1/16        $  8,267,280

Baa1      BBB+          250     Dormitory Authority, (City
                                University), 6.375%, 7/1/08             267,105

Baa1      BBB+        5,100     Dormitory Authority, (City
                                University), 7.00%, 7/1/09            5,894,325

Baa1      BBB+        4,325     Dormitory Authority, (City
                                University), 7.50%, 7/1/10            5,234,418

Baa1      BBB+        1,000     Dormitory Authority, City
                                University, (Cross-over
                                Refunded '98), 8.125%, 7/1/08         1,047,990

Baa1      BBB         8,500     New York State Dormitory
                                Authority, (City University),
                                6.00%, 7/1/20                         9,162,660

Baa       BBB+        3,380     New York State HFA Health
                                Facilities, 6.00%, 5/1/06             3,613,457

NR        BBB         5,865     New York State Thruway Authority,
                                0.00%, 1/1/01                         5,053,695

NR        BBB         2,350     New York State Thruway Authority,
                                0.00%, 1/1/03                         1,833,611

Baa1      BBB+       27,940     New York State UDC,
                                5.70%, 4/1/20                        28,987,190

A         A           1,825     Syracuse-Hancock International
                                Airport, 6.625%, 1/1/12               1,943,589
--------------------------------------------------------------------------------
                                                                   $ 71,305,320
--------------------------------------------------------------------------------

Miscellaneous -- 0.5%
--------------------------------------------------------------------------------
Aa2       AA        $   635     City of New York
                                Municipal Assistance Corp.,
                                7.625%, 7/1/08                     $    686,683

Aaa       AAA         1,830     New York City, IDA (Rockefeller
                                Foundation), 5.375%, 7/1/23           1,808,461
--------------------------------------------------------------------------------
                                                                   $  2,495,144
--------------------------------------------------------------------------------

Solid Waste -- 1.9%
--------------------------------------------------------------------------------
Baa1      NR        $ 9,530     New York State EFC
                                Resource Recovery, Huntington,
                                7.50%, 10/1/12                     $ 10,178,707
--------------------------------------------------------------------------------
                                                                   $ 10,178,707
--------------------------------------------------------------------------------

                       See notes to financial statements

New York Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
-------------------  Principal
                     Amount
          Standard   (000
Moody's   & Poor's   omitted)    Security                          Value
--------------------------------------------------------------------------------
Special Tax Revenue -- 10.0%
--------------------------------------------------------------------------------
A3        A+         $ 5,000     New York State LGAC,
                                 5.00%, 4/1/21                     $  4,691,250

A3        A+          14,000     New York State LGAC,
                                 5.00%, 4/1/21                       13,313,019

A3        A+          11,170     New York State LGAC,
                                 5.00%, 4/1/23                       10,452,551

A3        A+          12,300     New York State LGAC,
                                 5.375%, 4/1/19                      12,168,636

A3        A+           5,225     New York State LGAC,
                                 5.50%, 4/1/17                        5,383,265

NR        BBB+         2,630     New York State Municipal Bond
                                 Bank Agency, 6.875%, 3/15/06         2,850,263

Baa1      BBB+         3,335     Triborough Bridge and Tunnel
                                 Authority, Convention Center,
                                 6.00%, 1/1/11                        3,601,200
--------------------------------------------------------------------------------
                                                                   $ 52,460,184
--------------------------------------------------------------------------------

Transportation -- 3.9%
--------------------------------------------------------------------------------
A1        AA-        $ 1,500     Port Authority of New York and
                                 New Jersey (AMT), Variable
                                 Rate, 1/15/27/(1)/                $  1,644,375

Aa        A+           3,500     Triborough Bridge and Tunnel
                                 Authority, 5.20%, 1/1/27             3,387,335

Aa        A+          11,580     Triborough Bridge and Tunnel
                                 Authority, 5.50%, 1/1/17            12,034,283

Aa        A+           3,000     Triborough Bridge and Tunnel
                                 Authority, 6.125%, 1/1/21            3,362,880
--------------------------------------------------------------------------------
                                                                   $ 20,428,873
--------------------------------------------------------------------------------

Water and Sewer -- 6.4%
--------------------------------------------------------------------------------
A2        A-         $11,200     New York City, NY, Municipal
                                 Water Finance Authority,
                                 5.25%, 6/15/29                    $ 10,781,008

A2        A-          14,500     New York City, NY, Municipal
                                 Water Finance Authority,
                                 5.75%, 6/15/26                      14,765,494

Aa2       A+           4,545     New York State EFC, State
                                 Water Pollution Control,
                                 7.20%, 3/15/11                       4,918,917

Aa        A              150     New York State EFC, State
                                 Water Pollution Control,
                                 7.50%, 6/15/12                         165,786

Aa2       A          $ 2,750     New York State EFC, State Water
                                 Pollution Control, (partially
                                 refunded), 7.00%, 6/15/12         $  3,058,798
--------------------------------------------------------------------------------
                                                                   $ 33,690,003
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
   (identified cost $481,258,800)                                  $524,848,417
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1997, 10.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 0.5% to 4.6% of total investments.

/(1)/ Security has been issued as an inverse floater bond.
/(2)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

Ohio Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000
Moody's   & Poor's  omitted)    Security                           Value
--------------------------------------------------------------------------------
Colleges and Universities -- 0.8%
--------------------------------------------------------------------------------
Aa3       AA        $ 1,500     Ohio State Higher Educational
                                Facilities, (Case Western
                                University), 5.125%, 10/1/17       $  1,467,870

Aa        AA            550     Ohio State Higher Educational
                                Facilities, (Case Western
                                University), 6.50%, 10/1/20             648,582
--------------------------------------------------------------------------------
                                                                   $  2,116,452
--------------------------------------------------------------------------------

Education -- 4.2%
--------------------------------------------------------------------------------
A1        NR        $ 6,000     Ohio State Student Loan Funding
                                Corp (AMT), 6.10%, 8/1/07          $  6,168,060

A1        NR          5,000     Ohio State Student Loan Funding
                                Corp (AMT), 6.10%, 8/1/08             5,115,050
--------------------------------------------------------------------------------
                                                                   $ 11,283,110
--------------------------------------------------------------------------------

Electric Utilities -- 3.6%
--------------------------------------------------------------------------------
A1        A+        $ 1,185     Ohio State Air Quality Development
                                Authority, 6.10%, 9/1/30           $  1,241,051

Ba1       BB+         7,000     Ohio State Water Development
                                Authority, Pollution Control
                                Facilities, (Cleveland Electric),
                                (AMT), 6.10%, 8/1/20                  7,117,390

Baa1      BBB+          360     Puerto Rico Electric Power
                                Authority, 7.125%, 7/1/14               384,440

NR        NR            960     Virgin Islands Water and Sewer
                                Authority, 7.40%, 7/1/11              1,038,000
--------------------------------------------------------------------------------
                                                                   $  9,780,881
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 0.4%
--------------------------------------------------------------------------------
NR        BBB+      $ 1,000     Lucas County (Flowers Hospital),
                                6.125%, 12/1/13                    $  1,104,990
--------------------------------------------------------------------------------
                                                                   $  1,104,990
--------------------------------------------------------------------------------

General Obligations -- 6.6%
--------------------------------------------------------------------------------
NR        NR        $ 3,035     Belmont County,
                                7.30%, 12/1/12                     $  3,273,278

A1        NR            725     City of Medina, OH Fire Station
                                Improvement, 3.00%, 12/1/10             567,153

NR        NR          2,450     Cleveland City School District,
                                7.25%, 6/15/98                        2,477,318

NR        NR            800     Mahoning Valley, OH, Sanitation
                                District, 7.80%, 12/15/08               872,056

NR        NR            950     Mahoning Valley, OH, Sanitation
                                District, 7.80%, 12/15/09             1,035,567

Aa1       AA+         1,500     Ohio State Infrastructure
                                Improvement, 0.00%, 8/1/11              737,760

NR        NR          1,000     Tuscarawas Public Library
                                Improvement, 6.90%, 12/1/11           1,047,820

NR        NR          6,855     Youngstown, OH,
                                7.35%, 7/1/05                         7,845,958
--------------------------------------------------------------------------------
                                                                   $ 17,856,910
--------------------------------------------------------------------------------

Hospitals -- 23.7%
--------------------------------------------------------------------------------
NR        AAA       $ 1,000     Allen County OH  LIMA
                                Convalescent Home Foundation
                                (GNMA), 6.40%, 1/1/21              $  1,059,380

Baa3      BBB-        1,000     Butler County (Hamilton-Hughe
                                Hospital), 7.50%, 1/1/10              1,087,500

A         A           1,015     City of Garfield Heights
                                (Marymount Hospital),
                                6.65%, 11/15/11                       1,095,997

A         A           1,000     City of Garfield Heights
                                (Marymount Hospital),
                                6.70%, 11/15/15                       1,081,080

A1        A           2,100     Cuyahoga County, Fairview General
                                Hospital, 6.25%, 8/15/10              2,233,497

A1        A           2,000     Cuyahoga County, Meridia Health
                                System, 6.50%, 8/15/12                2,092,800

A1        A           2,370     Cuyahoga County, Meridia Health
                                System, 7.00%, 8/15/23                2,556,638

Aa        AA          4,450     Cuyahoga County, University
                                Hospitals Health System,
                                6.00%, 1/15/22                        4,636,144

Aa        AA            750     Cuyahoga County, University
                                Hospitals Health System,
                                6.50%, 1/15/19                          801,728

NR        BBB+        3,705     Defiance Hospital, Inc.,
                                7.625%, 11/1/03                       3,787,770

Baa3      BBB-          765     East Liverpool City Hospital-Series
                                A, 8.00%, 10/1/21                       840,444

Baa3      BBB-        1,000     East Liverpool City Hospital-Series
                                B, 8.00%, 10/1/21                     1,098,620

A         A           4,000     Erie County, (Fireland Community
                                Hospital Project), 6.75%, 1/1/08      4,347,320

Aa        NR          2,000     Franklin County (Children's
                                Hospital), 5.75%, 11/1/20             2,049,100

                       See notes to financial statements

Ohio Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000
Moody's   & Poor's  omitted)    Security                    Value
------------------------------------------------------------------------
Hospitals (continued)
------------------------------------------------------------------------
Aa        NR        $ 3,000     Franklin County
                                (Children's Hospital),
                                6.60%, 5/1/13               $  3,271,050

A1        A           5,115     Hamilton County (Bethesda
                                Hospital, Inc.), 6.25%,
                                1/1/12                         5,432,386

Aa2       NR          1,000     Hamilton County, OH Wesley
                                Hall, 6.50%, 3/1/15            1,083,060

A1        NR          5,900     Lorain County (Humility of
                                Mary Health Care Corp.),
                                5.90%, 12/15/08                6,433,714

A1        NR          1,095     Lorain County (Humility of
                                Mary Health Care Corp.),
                                7.125%, 12/15/06               1,225,535

A1        NR          1,000     Lorain County (Humility of
                                Mary Health Care Corp.),
                                7.20%, 12/15/11                1,132,250

A1        NR          1,750     Lorain, OH, Hospital
                                Improvement, (Lakeland
                                County Hospital), 6.50%,
                                11/15/12                       1,963,938

Baa2      BBB         3,800     Miami, Upper Valley
                                Medical Center, 6.375%,
                                5/15/26                        3,962,602

NR        NR          9,670     Mt. Vernon Ohio Hospital,
                                (Knox Community Hospital),
                                7.875%, 6/1/12                 9,933,410

Aa2       NR            600     Warren County, OH,
                                Hospital Facilities,
                                (Otterbein Homes
                                Project), 7.20%, 7/1/11          655,428
------------------------------------------------------------------------
                                                            $ 63,861,391
------------------------------------------------------------------------

Housing -- 14.2%
------------------------------------------------------------------------
Aa        NR        $ 1,300     City of Clermont, Laurels
                                (FHA), 6.00%, 9/1/20        $  1,334,463

NR        NR          3,000     Cuyahoga County, OH,
                                (Rolling Hills Apts.),
                                8.00%, 1/1/28                  2,972,400

Aa        NR          2,500     Franklin County MFMR -
                                Tuttle Park (FHA), (AMT),
                                6.50%, 3/1/26                  2,669,275

Aa        NR          5,985     Franklin County MFMR -
                                Tuttle Park (FHA), (AMT),
                                6.60%, 3/1/36                  6,411,790

Aa        NR          3,645     Franklin County, (Hamilton
                                Creek Apartments) (FHA),
                                (AMT), 5.55%, 7/1/24           3,550,522

Aa        NR          1,000     Franklin County, (Hamilton
                                Creek Apartments) (FHA),
                                (AMT), 5.80%, 7/1/14           1,012,230

Aaa       NR          2,500     Kent, OH, (MFMR) (Silver
                                Meadows) (GNMA), (AMT),
                                7.30%, 12/20/36                2,785,225

NR        NR          2,990     Lucas County, OH, (County
                                Creek Project), (AMT),
                                8.00%, 7/1/26                  2,926,941

Aaa       AAA           935     Ohio HFA SFMR, (GNMA)
                                (AMT) Variable Rate,
                                3/1/31/(1)/                    1,046,031

NR        AAA         3,310     Ohio HFA, (GNMA), (AMT),
                                6.375%, 3/1/25                 3,511,844

NR        AAA         4,595     Ohio HFA, (GNMA), (AMT),
                                6.70%, 3/1/25                  4,915,869

Aa        A           1,000     Ohio HFA, Aristocrat
                                South Board & Care (FHA),
                                (AMT), 7.30%, 8/1/31           1,057,000

NR        AAA         1,250     Ohio HFA, MFMR-Asbury
                                Woods (FHA), 7.00%,
                                10/1/24                        1,302,000

Baa       BBB         2,925     Puerto Rico Commonwealth
                                Urban Renewal and Housing
                                Corp., 0.00%, 10/1/99          2,686,086
------------------------------------------------------------------------
                                                            $ 38,181,676
------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 12.1%
------------------------------------------------------------------------
Aa        NR        $ 2,000     Cuyahoga OH IDR -
                                Chippewa Place, 6.60%,
                                8/1/15                      $  2,102,380

Baa1      NR          3,750     Ohio Air Quality
                                Development Authority,
                                (Ashland Oil Inc.),
                                6.85%, 4/1/10                  3,964,913

NR        A-            555     Ohio Economic Development
                                Commission, (Burrows Paper
                                Corp.) (AMT), 7.625%, 6/1/11     609,939

NR        A-            255     Ohio Economic Development
                                Commission, (Cheryl & Co.)
                                (AMT), 5.50%, 12/1/04            269,423

NR        A-            530     Ohio Economic Development
                                Commission, (Cheryl & Co.),
                                (AMT), 5.90%, 12/1/09            565,621

NR        A-          1,655     Ohio Economic Development
                                Commission, (Consolidated
                                Biscuit), (AMT), 7.00%,
                                12/1/09                        1,819,606

NR        A-          3,255     Ohio Economic Development
                                Commission, (J J & W LP)
                                (AMT), 6.70%, 12/1/14          3,546,225

NR        BB-         1,020     Ohio Economic Development
                                Commission, (Kmart Corp.),
                                6.75%, 5/15/07                 1,076,243

NR        A-            750     Ohio Economic Development
                                Commission, (Luigino's Inc.)
                                (AMT), 6.85%, 6/1/01             759,278

                       See notes to financial statements

Ohio Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000
Moody's   & Poor's  omitted)         Security                           Value
---------------------------------------------------------------------------------------
Industrial Development Revenue/Pollution Control
Revenue (continued)
---------------------------------------------------------------------------------------
NR        A-        $   720          Ohio Economic Development
                                     Commission, (Ohio Enterprise Bond
                                     Fund-Progress Plastics Products),
                                     (AMT), 6.80%, 12/1/01              $    767,333

NR        A-          1,525          Ohio Economic Development
                                     Commission, (Progress
                                     Plastic Products) (AMT),
                                     7.80%, 12/1/09                        1,740,269

NR        A-          1,000          Ohio Economic Development
                                     Commission, (Royal Appliance
                                     Manufacturing Co.) (AMT),
                                     7.625%, 12/1/11                       1,101,140

NR        A-            680          Ohio Economic Development
                                     Commission, (Royal Appliance
                                     Manufacturing Co.) (AMT),
                                     7.625%, 12/1/11                         748,775

NR        A-            880          Ohio Economic Development
                                     Commission, (VSM Corp.) (AMT),
                                     7.375%, 12/1/11                         960,881

Aa3       AA          1,000          Ohio Pollution Control, (Standard
                                     Oil Co.), 6.75%, 12/1/15              1,184,360

Baa2      BBB         3,885          Ohio Water Development
                                     Authority, (Union Carbide
                                     Corp.), 5.50%, 1/15/07                3,886,865

Baa3      BBB-        4,000          Puerto Rico Port Authority
                                     (American Airlines) (AMT),
                                     6.25%, 6/1/26                         4,281,040

NR        NR          3,000          State of Ohio, Solid Waste,
                                     (Republic Engineered Steels Inc.),
                                     (AMT), 9.00%, 6/1/21                  3,119,250
---------------------------------------------------------------------------------------
                                                                        $ 32,503,541
---------------------------------------------------------------------------------------

Insured-Colleges and Universities -- 0.4%
---------------------------------------------------------------------------------------
Aaa       AAA       $ 1,000          Ohio Higher Education Facilities
                                     (University of Dayton) (FGIC),
                                     5.80%, 12/1/14                     $  1,051,880
---------------------------------------------------------------------------------------
                                                                        $  1,051,880
---------------------------------------------------------------------------------------

Insured-Electric Utilities -- 8.4%
---------------------------------------------------------------------------------------
Aaa       AAA       $ 1,650          Cleveland Public Power System,
                                     (MBIA), 7.00%, 11/15/17            $  1,838,348

Aaa       AAA        15,675          Cleveland, OH, Public
                                     Power System (MBIA),
                                     5.00%, 11/15/20                      14,991,099

Aaa       AAA         2,000          Cuyahoga County Medical Center
                                     Utility System (MBIA)  (AMT),
                                     6.10%, 8/15/15                        2,116,120

Aaa       AAA           750          Guam Power Authority
                                     Revenue, Series A (AMBAC),
                                     5.25%, 10/1/13                          761,745

Aaa       AAA         2,300          Puerto Rico Electric Power
                                     Authority, (FSA) Variable
                                     Rate, 7/1/02/(1)/                     2,547,250

Aaa       AAA           815          Puerto Rico, Electric Power
                                     Authority, (MBIA), 0.00%,
                                     7/1/17                                  299,317
---------------------------------------------------------------------------------------
                                                                        $ 22,553,879
---------------------------------------------------------------------------------------

Insured-General Obligations -- 2.8%
---------------------------------------------------------------------------------------
NR        AAA       $ 1,700          Commonwealth of Puerto Rico
                                     "RIBS" (AMBAC), Variable
                                     Rate, 7/1/15/(1)/                  $  1,853,000

Aaa       AAA           500          Hilliard Ohio School District
                                     (FGIC), 5.00%, 12/1/20                  480,730

Aaa       AAA         2,000          North Olmsted, OH (AMBAC),
                                     5.00%, 12/1/16                        1,956,440

Aaa       AAA         3,000          Puerto Rico (FSA), Variable
                                     Rate, 7/1/22/(1)/                     3,296,250
---------------------------------------------------------------------------------------
                                                                        $  7,586,420
---------------------------------------------------------------------------------------

Insured-Hospitals -- 7.4%
---------------------------------------------------------------------------------------
Aaa       AAA       $ 2,500          Akron, Bath and Copley Townships
                                     Children's Hospital Medical
                                     Center of Akron, (AMBAC),
                                     5.25%, 11/15/20                    $  2,428,150

Aaa       AAA         1,000          Clermont County, Mercy Health
                                     System (AMBAC) Variable
                                     Rate, 10/5/21/(1)/                    1,215,000

Aaa       AAA         2,750          Mansfield General Hospital
                                     (AMBAC), 6.70%, 12/1/09               3,021,040

Aaa       AAA         5,000          Middleburg Heights Hospital-
                                     Southwestern General (FSA),
                                     5.75%, 8/15/21                        5,169,900

Aaa       AAA         1,000          Montgomery County, (Miami
                                     Valley Hospital) (AMBAC),
                                     6.25%, 11/15/16                       1,066,200

Aaa       AAA         6,565          Portage County, (Robinson
                                     Memorial Hospital),
                                     (MBIA), 5.80%, 11/15/15               6,890,558
---------------------------------------------------------------------------------------
                                                                        $ 19,790,848
---------------------------------------------------------------------------------------

                       See notes to financial statements

Ohio Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------------

Insured-Housing -- 1.1%
--------------------------------------------------------------------------------
Aaa       AAA       $   750     Ohio Capital Corp. FHA
                                Insured Mortgage Loans,
                                (MBIA), 6.50%, 1/1/25       $    772,575

Aaa       AAA           970     Ohio Capital Corp. FHA
                                Insured Mortgage Loans,
                                (MBIA), 7.25%, 7/1/24          1,008,431

Aaa       AAA         1,100     Ohio Capital Corp. MFMR -
                                Horizon Apts. (MBIA),
                                6.50%, 1/1/23                  1,147,377
--------------------------------------------------------------------------------
                                                            $  2,928,383
--------------------------------------------------------------------------------

Insured-Lease Revenue / Certificates of
Participation -- 1.1%
--------------------------------------------------------------------------------
Aaa       AAA       $ 1,000     Ohio Higher Education
                                (University of Dayton),
                                (FGIC), 0.00%, 12/1/06      $    654,890

Aaa       AAA         2,500     University of
                                Cincinnati-Ohio (MBIA),
                                5.125%, 6/1/24                 2,410,075
--------------------------------------------------------------------------------
                                                            $  3,064,965
--------------------------------------------------------------------------------

Insured-Life Care -- 1.0%
--------------------------------------------------------------------------------
Aaa       AAA       $ 1,000     Lorain County, OH,
                                (Catholic Healthcare
                                Partners), (MBIA),
                                5.625%, 9/1/14              $  1,037,360

Aaa       AAA         1,500     Lorain County, OH,
                                (Catholic Healthcare
                                Partners), (MBIA),
                                5.625%, 9/1/15                 1,550,640
--------------------------------------------------------------------------------
                                                            $  2,588,000
--------------------------------------------------------------------------------

Insured-Special Tax Revenue -- 0.4%
--------------------------------------------------------------------------------
Aaa       AAA       $ 2,110     Hudson Local School
                                District, (FGIC), 0.00%,
                                12/15/09                    $  1,157,377
--------------------------------------------------------------------------------
                                                            $  1,157,377
--------------------------------------------------------------------------------

Lease Revenue / Certificates of Participation -- 0.4%
--------------------------------------------------------------------------------
A2        A+        $ 1,000     University of Cincinnati,
                                6.50%, 12/1/11              $  1,060,750
--------------------------------------------------------------------------------
                                                            $  1,060,750
--------------------------------------------------------------------------------

Life Care -- 1.9%
--------------------------------------------------------------------------------
Aa        NR        $ 1,995     Franklin County,
                                Kensington Place, 6.75%,
                                1/1/34                      $  2,094,850

Aa2       NR          1,000     Hamilton County, OH
                                Hospital - Episcopal
                                Retirement Home, 6.80%,
                                1/1/08                         1,077,390

NR        BBB-        1,800     Marion OH Health Care -
                                United Church Home,
                                6.30%, 11/15/15                1,875,240
--------------------------------------------------------------------------------
                                                            $  5,047,480
--------------------------------------------------------------------------------

Nursing Homes -- 5.6%
--------------------------------------------------------------------------------
Aaa       NR        $ 1,305     Cuyahoga County, OH,
                                (Maple Care Center)
                                (GNMA), (AMT), 8.00%,
                                8/20/16                     $  1,553,459

NR        NR          3,020     Greene County, OH, IDA,
                                (Fairview Extended Care),
                                10.125%, 1/1/11                3,630,795

NR        AAA         1,205     North Canton, OH, Health
                                Care Facilities, 6.10%,
                                9/20/16                        1,278,601

NR        AAA         6,455     North Canton, OH, Health
                                Care Facilities, 9.55%,
                                3/20/32                        8,675,519
--------------------------------------------------------------------------------
                                                            $ 15,138,374
--------------------------------------------------------------------------------

Special Tax Revenue -- 1.2%
--------------------------------------------------------------------------------
Baa1      A         $ 3,000     Puerto Rico, Highway and
                                Transportation Authority,
                                6.625%, 7/1/12              $  3,284,610
--------------------------------------------------------------------------------
                                                            $  3,284,610
--------------------------------------------------------------------------------

Transportation -- 2.3%
--------------------------------------------------------------------------------
NR        BBB       $ 5,630     Guam Airport Authority
                                (AMT), 6.70%, 10/1/23       $  6,103,933
--------------------------------------------------------------------------------
                                                            $  6,103,933
--------------------------------------------------------------------------------

Water and Sewer -- 0.4%
--------------------------------------------------------------------------------
NR        NR        $ 1,000     Vermilion, OH, 7.25%,
                                8/15/15                     $  1,061,670
--------------------------------------------------------------------------------
                                                            $  1,061,670
--------------------------------------------------------------------------------

                       See notes to financial statements

Ohio Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS CONT'D

                                                                   Value
--------------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
    (identified cost $252,173,553)                                 $269,107,520
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1997, 22.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 1% to 13% of total investments.

/(1)/ Security has been issued as an inverse floater bond.

                       See notes to financial statements

Rhode Island Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
--------------------    Principal
                        Amount
            Standard    (000
Moody's     & Poor's    omitted)     Security                             Value
----------------------------------------------------------------------------------------
Education -- 1.9%
----------------------------------------------------------------------------------------
 A           NR         $   750      Rhode Island Student Loan
                                     Authority, (AMT), 5.60%, 12/1/12     $     761,445
----------------------------------------------------------------------------------------
                                                                          $     761,445
----------------------------------------------------------------------------------------

General Obligations -- 5.0%
----------------------------------------------------------------------------------------
 Baa1        A          $ 1,250      Commonwealth of Puerto Rico
                                     Aqueduct and Sewer Authority,
                                     5.00%, 7/1/19                        $   1,181,775

 NR          BBB            750      Guam, 5.40%, 11/15/18                      736,058

 Baa         NR             105      West Warwick, 6.80%, 7/15/98               106,799
----------------------------------------------------------------------------------------
                                                                          $   2,024,632
----------------------------------------------------------------------------------------

Hospitals -- 11.5%
----------------------------------------------------------------------------------------
 A3          A-         $ 1,250      Rhode Island Health and
                                     Educational Building Corp. (South
                                     County Hospital), 5.75%, 11/15/26    $   1,272,863

 NR          A            1,015      Rhode Island Health and
                                     Educational Building Corp.,
                                     (Butler Hospital), 5.125%, 1/1/08        1,009,722

 NR          AA           1,500      Rhode Island Health and
                                     Educational Building Corp.,
                                     (Landmark Medical Center),
                                     5.875%, 10/1/19                          1,518,600

 Baa3        BBB            830      Rhode Island Health and
                                     Educational Building Corp.,
                                     (Westerly Hospital), 6.00%, 7/1/14         840,159
----------------------------------------------------------------------------------------
                                                                          $   4,641,344
----------------------------------------------------------------------------------------

Housing -- 17.2%
----------------------------------------------------------------------------------------
 Aa2         AA+        $   220      Rhode Island Housing and Mortgage
                                     Finance Corp., 6.50%, 4/1/27         $     230,952

 Aa2         AA+            270      Rhode Island Housing and Mortgage
                                     Finance Corp., 6.70%, 10/1/14              290,231

 Aa2         AA+             90      Rhode Island Housing and Mortgage
                                     Finance Corp., 6.85%, 4/1/27                96,392

 Aa          AA+            200      Rhode Island Housing and Mortgage
                                     Finance Corp., 7.875%, 10/1/22             210,582

 Aa2         AA+          1,750      Rhode Island Housing and Mortgage
                                     Finance Corp., (AMT),
                                     6.60%, 10/1/25                           1,847,248

 Aa2         AA+            100      Rhode Island Housing and Mortgage
                                     Finance Corp., (AMT),
                                     6.70%, 10/1/12                             106,348

 Aa2         AA+            875      Rhode Island Housing and Mortgage
                                     Finance Corp., (AMT),
                                     6.80%, 10/1/25 /(1)/                       924,989

 Aa2         AA+          1,000      Rhode Island Housing and Mortgage
                                     Finance Corp., (AMT),
                                     7.10%, 10/1/23                           1,047,600

 Aa2         AA+          2,000      Rhode Island Housing and Mortgage
                                     Finance Corp., (AMT),
                                     7.55%, 10/1/22                           2,129,420

 Aa          AA+             35      Rhode Island Housing and Mortgage
                                     Finance Corp., (AMT),
                                     7.875%, 10/1/22                             36,852
----------------------------------------------------------------------------------------
                                                                          $   6,920,614
----------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 1.3%
----------------------------------------------------------------------------------------
 Baa3        BBB-       $   500      Puerto Rico Port Authority
                                     (American Airlines), (AMT),
                                     6.30%, 6/1/23                        $     528,710
----------------------------------------------------------------------------------------
                                                                          $     528,710
----------------------------------------------------------------------------------------

Insured-General Obligations -- 12.9%
----------------------------------------------------------------------------------------
 NR          AAA        $   250      Commonwealth of Puerto Rico
                                     "RIBS" (AMBAC), Variable Rate,
                                     7/1/15 /(2)/                         $     272,500

 Aaa         AAA          1,000      Cranston, (MBIA), 6.10%, 6/15/15         1,067,560

 Aaa         AAA          1,500      Kent County Water Authority,
                                     (MBIA), 6.35%, 7/15/14                   1,648,575

 Aaa         AAA          1,000      Rhode Island Depositors Economic
                                     Protection Corp., (MBIA),
                                     5.80%, 8/1/09                            1,094,160

 Aaa         AAA          1,000      Rhode Island Depositors Economic
                                     Protection Corp., (MBIA),
                                     5.80%, 8/1/12                            1,089,060
----------------------------------------------------------------------------------------
                                                                          $   5,171,855
----------------------------------------------------------------------------------------

Insured-Hospitals -- 14.9%
----------------------------------------------------------------------------------------
 Aaa         AAA        $ 2,700      Rhode Island Health and
                                     Educational Building, Lifespan
                                     Obligation Group, (MBIA),
                                     5.25%, 5/15/26                       $   2,599,289

                       See notes to financial statements

Rhode Island Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
---------------------   Principal
                        Amount
            Standard    (000
Moody's     & Poor's    omitted)     Security                             Value
----------------------------------------------------------------------------------------
Insured-Hospitals (continued)
----------------------------------------------------------------------------------------
 Aaa         AAA        $ 3,350      Rhode Island State Health And
                                     Educational Corp., (Lifespan)
                                     (MBIA), 5.75%, 5/15/23              $    3,415,224
----------------------------------------------------------------------------------------
                                                                         $    6,014,513
----------------------------------------------------------------------------------------

Insured-Housing -- 7.6%
----------------------------------------------------------------------------------------
 Aaa         AAA        $   805      Providence Housing Development
                                     Corp. Mortgage, (Barbara Jordan
                                     Apartments), (MBIA), 6.50%, 7/1/09  $      858,516

 Aa2         AA+            500      Rhode Island Housing and Mortgage
                                     Finance Corp., (MBIA), 6.20%,
                                     10/1/06                                    527,300

 Aaa         AAA          1,075      Villa Excelsior Housing
                                     Development Corp. Mortgage,
                                     (MBIA), 6.75%, 1/1/19                    1,153,346

 Aaa         AAA            500      Villa Excelsior Housing
                                     Development Corp. Mortgage,
                                     (MBIA), 6.85%, 1/1/24                      537,765
----------------------------------------------------------------------------------------
                                                                         $    3,076,927
----------------------------------------------------------------------------------------

Insured-Special Tax Revenue -- 12.8%
----------------------------------------------------------------------------------------
 Aaa         AAA        $ 3,000      Convention Center Authority of
                                     Rhode Island, (MBIA), 5.00%,
                                     5/15/20                             $    2,825,489

 Aaa         AAA          2,300      Convention Center Authority of
                                     Rhode Island, (MBIA), 5.25%,
                                     5/15/15                                  2,332,959
----------------------------------------------------------------------------------------
                                                                         $    5,158,448
----------------------------------------------------------------------------------------

Insured-Water and Sewer -- 4.3%
----------------------------------------------------------------------------------------
 Aaa         AAA        $   750      Rhode Island Clean Water, Safe
                                     Drinking Water, (AMBAC), 6.70%,
                                     1/1/15                              $      847,470

 Aaa         AAA            350      Rhode Island Clean Water, Water
                                     Pollution Control, (MBIA), 5.40%,
                                     10/1/15                                    361,228

 Aaa         AAA            500      Rhode Island Clean Water, Water
                                     Pollution Control, (MBIA), 5.85%,
                                     10/1/09                                    535,900
----------------------------------------------------------------------------------------
                                                                         $    1,744,598
----------------------------------------------------------------------------------------

Life Care -- 2.6%
----------------------------------------------------------------------------------------
 NR          NR         $ 1,000      Rhode Island Health and
                                     Educational Building, (Tockwotton
                                     Home), 6.25%, 8/15/22               $    1,033,390
----------------------------------------------------------------------------------------

                                                                         $    1,033,390
----------------------------------------------------------------------------------------

Miscellaneous -- 0.6%
----------------------------------------------------------------------------------------
 Baa1        A-         $   230      Rhode Island Depositors Economic
                                     Protection Corp., 5.75%, 8/1/21     $      243,285
----------------------------------------------------------------------------------------
                                                                         $      243,285
----------------------------------------------------------------------------------------

Nursing Homes -- 1.8%
----------------------------------------------------------------------------------------
 NR          NR         $   725      Rhode Island State Health And
                                     Educational Building Corp.,
                                     (Steere House), 5.80%, 7/1/20       $      714,125
----------------------------------------------------------------------------------------
                                                                         $      714,125
----------------------------------------------------------------------------------------

Special Tax Revenue -- 4.2%
----------------------------------------------------------------------------------------
 Baa3        BBB-       $ 1,500      City of Providence Special
                                     Obligation Tax Increment Bonds,
                                     7.65%, 6/1/16                       $    1,673,175
----------------------------------------------------------------------------------------
                                                                         $    1,673,175
----------------------------------------------------------------------------------------

Transportation -- 1.4%
----------------------------------------------------------------------------------------
 NR          BBB        $   500      Guam Airport Authority, (AMT),
                                     6.70%, 10/1/23                      $      542,090
----------------------------------------------------------------------------------------
                                                                         $      542,090
----------------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
     (identified cost $38,164,900)                                       $   40,249,151
----------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

                       See notes to financial statements

Rhode Island Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS CONT'D



The Portfolio invests primarily in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1997, 49.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 2.8% to 47.1% of total investments.

/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
/(2)/ Security has been issued as an inverse floater bond.

                       See notes to financial statements

West Virginia Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)     Principal
--------------------    Amount
            Standard    (000
Moody's     & Poor's    omitted)     Security                            Value
--------------------------------------------------------------------------------------
Electric Utilities -- 14.5%
--------------------------------------------------------------------------------------
 NR          BBB        $   750      Guam Power Authority,
                                     5.25%, 10/1/13                      $    731,775

 NR          BBB            500      Guam Power Authority,
                                     5.25%, 10/1/23                           477,500

 A2          A            2,000      Harrison, WV PCR (Monongahela
                                     Power Co. Harrison Station),
                                     (AMT), 6.75%, 8/1/24                   2,207,219

 Baa1        BBB+         1,000      Mason, WV PCR (Appalacian Power
                                     Co.), 6.85%, 6/1/22                    1,094,970

 Baa1        BBB+           855      Puerto Rico Electric Power
                                     Authority, 0.00%, 7/1/17                 302,490
--------------------------------------------------------------------------------------
                                                                         $  4,813,954
--------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 2.7%
--------------------------------------------------------------------------------------
 Aaa         AAA        $ 2,500      Kanawha-Putnam, WV Single Family
                                     Mortgage (AMBAC),
                                     0.00%, 12/1/16                      $    896,025
--------------------------------------------------------------------------------------
                                                                         $    896,025
--------------------------------------------------------------------------------------

General Obligations -- 1.2%
--------------------------------------------------------------------------------------
 NR          BBB        $   400      Government of Guam,
                                     5.375%, 11/15/13                    $    394,252
--------------------------------------------------------------------------------------
                                                                         $    394,252
--------------------------------------------------------------------------------------

Hospitals -- 9.5%
--------------------------------------------------------------------------------------
 NR          BBB+       $ 1,250      Berkeley, WV Building Commission
                                     (City Hospital), 6.50%, 11/1/22     $  1,306,075

 Baa1        BBB+           250      Princeton, WV (Community
                                     Hospital), 6.00%, 5/1/18                 253,478

 A1          NR             500      West Virginia HFA (Charleston Area
                                     Medical Center), 6.50%, 9/1/16           530,135

 A1          NR           1,000      West Virginia HFA (Charleston Area
                                     Medical Center), 6.50%, 9/1/23         1,055,980
--------------------------------------------------------------------------------------
                                                                         $  3,145,668
--------------------------------------------------------------------------------------

Housing -- 1.5%
--------------------------------------------------------------------------------------
 Aaa         AAA        $   500      West Virginia State Housing
                                     Development Fund, (AMT),
                                     5.70%, 11/1/17                      $    507,395
--------------------------------------------------------------------------------------
                                                                         $    507,395
--------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution Control Revenue -- 10.3%
--------------------------------------------------------------------------------------
 NR          A-         $ 1,375      Jefferson, WV (Royal Venders,
                                     Inc.) (AMT), 5.90%, 8/1/04          $  1,457,885

 Baa2        NR             300      Kanawha, WV (Union Carbide
                                     Chemicals and Plastics Co.)
                                     (AMT), 8.00%, 8/1/20                     326,691

 Baa3        BBB-           500      Puerto Rico Port Authority
                                     (American Airlines) (AMT),
                                     6.25%, 6/1/26                            535,130

 NR          NR           1,000      Upshur, WV Solid Waste (TJI)
                                     (AMT), 7.00%, 7/15/25                  1,092,340
--------------------------------------------------------------------------------------
                                                                         $  3,412,046
--------------------------------------------------------------------------------------

Insured-Education -- 4.9%
--------------------------------------------------------------------------------------
 Aaa         AAA        $ 1,000      West Virginia State University
                                     (Marshall Library) (AMBAC),
                                     5.75%, 4/1/16                       $  1,042,350

 Aaa         AAA            550      West Virginia State University
                                     System (AMBAC), 6.00%, 4/1/12            587,851
--------------------------------------------------------------------------------------
                                                                         $  1,630,201
--------------------------------------------------------------------------------------

Insured-Electric Utilities -- 3.0%
--------------------------------------------------------------------------------------
 Aaa         AAA        $   250      Commonwealth of Puerto Rico
                                     Electric Power Authority STRIPES
                                     (FSA), Variable Rate, 7/1/03/(1)/   $    283,125

 Aaa         AAA            700      Marshall, WV PCR (Ohio Power
                                     Kammer Plant) (MBIA),
                                     5.45%, 7/1/14                            712,222
--------------------------------------------------------------------------------------
                                                                         $    995,347
--------------------------------------------------------------------------------------

Insured-General Obligations -- 3.6%
--------------------------------------------------------------------------------------
 Aaa         AAA        $   150      West Virginia (FGIC),
                                     5.25%, 11/1/26                      $    146,282

 Aaa         AAA          1,000      West Virginia (FGIC),
                                     5.75%, 11/1/21                         1,031,380
--------------------------------------------------------------------------------------
                                                                         $  1,177,662
--------------------------------------------------------------------------------------


                       See notes to financial statements

West Virginia Municipals Portfolio as of September 30, 1997

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited)
--------------------    Principal
                        Amount
            Standard    (000
Moody's     & Poor's    omitted)     Security                            Value
-----------------------------------------------------------------------------------------
Insured-Hospitals -- 12.1%
-----------------------------------------------------------------------------------------
 Aaa         AAA        $ 1,300      West Virginia HFA (Cabell
                                     Huntington Hospital) (AMBAC),
                                     6.25%, 1/1/19                       $    1,391,429

 Aaa         AAA            850      West Virginia HFA (Charleston
                                     Area Medical Center) (MBIA),
                                     5.75%, 9/1/13                              893,903

 Aaa         AAA          1,200      West Virginia HFA (Linked Bulls &
                                     Bears) (MBIA), 6.10%, 1/1/18             1,246,536

 Aaa         AAA            500      West Virginia HFA (University
                                     Hospital) (MBIA), 5.00%, 6/1/16            478,320
-----------------------------------------------------------------------------------------
                                                                         $    4,010,188
-----------------------------------------------------------------------------------------

Insured-Lease Revenue / Certificates of
Participation -- 1.6%
-----------------------------------------------------------------------------------------
 Aaa         AAA        $   500      West Virginia School Building
                                     Authority, (AMBAC), 5.60%, 7/1/17   $      513,040
-----------------------------------------------------------------------------------------
                                                                         $      513,040
-----------------------------------------------------------------------------------------

Insured-Transportation -- 2.2%
-----------------------------------------------------------------------------------------
 Aaa         AAA        $ 1,000      West Virginia Parkways Economic
                                     Development and Tourism Authority
                                     (FGIC), 0.00%, 5/15/04              $      737,470
-----------------------------------------------------------------------------------------
                                                                         $      737,470
-----------------------------------------------------------------------------------------

Insured-Water and Sewer -- 22.9%
-----------------------------------------------------------------------------------------
 Aaa         AAA        $   250      Berkeley, WV Public Service
                                     District Sewer (MBIA), 5.75%,
                                     10/1/25                             $      258,445

 Aaa         AAA            500      Crab Orchard, WV Public Service
                                     District, (AMBAC), 5.50%, 10/1/25          502,045

 Aaa         AAA            750      Greenbrier, WV Public Service
                                     District Sewer (MBIA), 5.625%,
                                     10/1/19                                    764,483

 Aaa         AAA          1,500      Parkersburg, WV Waterworks and
                                     Sewer (FSA), 5.80%, 9/1/19               1,557,720

 Aaa         AAA          2,000      West Virginia Water Development
                                     (Loan Program II) (FSA),
                                     5.25%, 11/1/35                           1,920,500

 Aaa         AAA            750      West Virginia Water Development
                                     (Loan Program II) (FSA),
                                     6.00%, 11/1/14                             806,460

 Aaa         AAA            500      West Virginia Water Development
                                     Authority (FSA), 5.00%, 11/1/21            479,045

 Aaa         AAA          1,280      Williamson, WV Waterworks and
                                     Sewage System (AMBAC),
                                     5.50%, 10/1/25                           1,285,235
-----------------------------------------------------------------------------------------
                                                                         $    7,573,933
-----------------------------------------------------------------------------------------

Nursing Homes -- 2.3%
-----------------------------------------------------------------------------------------
 NR          NR         $   745      Kanawha, WV (Beverly Enterprises),
                                     7.25%, 11/1/04                      $      774,666
-----------------------------------------------------------------------------------------
                                                                         $      774,666
-----------------------------------------------------------------------------------------

Solid Waste -- 6.1%
-----------------------------------------------------------------------------------------
 A2          A          $ 2,000      Braxton County, WV, (Weyerhaeuser
                                     Co.), (AMT), 5.80%, 6/1/27/(2)/     $    2,024,520
-----------------------------------------------------------------------------------------
                                                                         $    2,024,520
-----------------------------------------------------------------------------------------

Special Tax Revenue -- 1.6%
-----------------------------------------------------------------------------------------
 Baa1        A          $   500      Puerto Rico Highway and
                                     Transportation Authority,
                                     5.50%, 7/1/15                       $      514,570
-----------------------------------------------------------------------------------------
                                                                         $      514,570
-----------------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
     (identified cost $31,140,565)                                       $   33,120,937
-----------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax. The Portfolio invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1997, 48.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 0.5% to 5.4% of total investments.
/(1)/ Security has been issued as an inverse floater bond.
/(2)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

EV Municipals Portfolios as of September 30, 1997

FINANCIAL STATEMENTS

Statements of Assets and Liabilities


As of September 30, 1997

                                                                         California       Florida      Massachusetts    Mississippi
                                                                          Portfolio      Portfolio        Portfolio      Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments --
     Identified cost                                                    $288,296,835    $462,068,417    $238,584,146    $19,751,773
     Unrealized appreciation                                              37,235,739      31,954,789      23,291,554      2,027,684
------------------------------------------------------------------------------------------------------------------------------------
Investment at value (Note 1A)                                           $325,532,574    $494,023,206    $261,875,700    $21,779,457
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                                    $        387    $ 10,123,387    $  1,204,933    $       236
Receivable for investments sold                                                   --          95,053              --         10,270
Interest receivable                                                        4,798,482       9,964,572       4,168,799        398,914
Receivable for daily variation margin on open financial futures
     contracts (Notes 1E and 6)                                               43,656              --          26,125          3,094
Deferred organization expenses (Note 1D)                                       3,299           3,413           2,001            456
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                            $330,378,398    $514,209,631    $267,277,558    $22,192,427
------------------------------------------------------------------------------------------------------------------------------------


Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                       $  1,820,052    $         --    $ 13,594,370    $        --
Demand note payable (Note 5)                                               1,529,000              --              --         64,000
Payable to affiliate for Trustees' fees (Note 2)                               4,365           5,363           3,867             42
Accrued expenses                                                              20,966           2,853           4,560          1,638
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       $  3,374,383    $      8,216    $ 13,602,797    $    65,680
------------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio               $327,004,015    $514,201,415    $253,674,761    $22,126,747
------------------------------------------------------------------------------------------------------------------------------------


Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals                 $290,157,928    $482,246,626    $230,616,384    $20,126,676
Net unrealized appreciation of investments and financial futures
     contracts (computed on the basis of identified cost)                 36,846,087      31,954,789      23,058,377      2,000,071
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                   $327,004,015    $514,201,415    $253,674,761    $22,126,747
------------------------------------------------------------------------------------------------------------------------------------



                       See notes to financial statements

EV Municipals Portfolios as of September 30, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Assets and Liabilities


As of September 30, 1997


                                                                 New York            Ohio           Rhode Island     West Virginia
                                                                Portfolio          Portfolio          Portfolio        Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------------------
Investments --
    Identified cost                                            $481,258,800       $252,173,553       $38,164,900       $31,140,565
    Unrealized appreciation                                      43,589,617         16,933,967         2,084,251         1,980,372
----------------------------------------------------------------------------------------------------------------------------------
Investments, at value (Note 1A)                                $524,848,417       $269,107,520       $40,249,151       $33,120,937
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                           $        488       $      1,062       $       861       $       618
Receivable for investments sold                                      95,000                 --             5,000           970,596
Interest receivable                                               8,528,279          4,355,826           808,142           537,171
Receivable for daily variation margin on open financial
    futures contracts (Notes 1E and 6)                              110,000                 --             9,969             5,156
Deferred organization expenses (Note 1D)                              2,330              1,385               472               473
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   $533,584,514       $273,465,793       $41,073,595       $34,634,951
----------------------------------------------------------------------------------------------------------------------------------


Liabilities
----------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                              $         --       $         --       $   106,000       $        --
Demand note payable (Note 5)                                      5,940,000          2,157,000           749,000         1,127,000
Payable to affiliate for Trustees' fees (Note 2)                      5,363              3,867               416               416
Accrued expenses                                                     35,637             36,341               530             4,540
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              $  5,981,000       $  2,197,208       $   855,946       $ 1,131,956
----------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio      $527,603,514       $271,268,585       $40,217,649       $33,502,995
----------------------------------------------------------------------------------------------------------------------------------


Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals        $484,995,697       $254,334,618       $38,222,373       $31,556,928
Net unrealized appreciation of investments and
    financial futures contracts (computed on the basis of
    identified cost)                                             42,607,817         16,933,967         1,995,276         1,946,067
----------------------------------------------------------------------------------------------------------------------------------
Total                                                          $527,603,514       $271,268,585       $40,217,649       $33,502,995
----------------------------------------------------------------------------------------------------------------------------------



                       See notes to financial statements

EV Municipals Portfolios as of September 30, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended September 30, 1997

                                                                 California        Florida           Massachusetts     Mississippi
                                                                 Portfolio         Portfolio           Portfolio        Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1 B)
------------------------------------------------------------------------------------------------------------------------------------
Interest income                                                  $ 21,773,352      $ 34,018,008      $ 16,713,453      $  1,424,256
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                          $ 21,773,352      $ 34,018,008      $ 16,713,453      $  1,424,256
------------------------------------------------------------------------------------------------------------------------------------


Expenses
------------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                  $  1,687,887      $  2,593,352      $  1,203,548      $     44,507
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)                         17,418            21,370            15,444               521
Custodian fee (Note 1J)                                               164,950           202,095           135,200            17,504
Legal and accounting services                                          34,723            35,555            30,911            18,903
Bond pricing                                                               --                --                --             4,975
Amortization of organization expenses (Note 1D)                         5,624             8,829             5,208               621
Miscellaneous                                                          50,049            52,923            42,327             4,397
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                   $  1,960,651      $  2,914,124      $  1,432,638      $     91,428
------------------------------------------------------------------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee (Note 1J)                         $     47,105      $    202,095      $     38,619      $      3,402
------------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                         $     47,105      $    202,095      $     38,619      $      3,402
------------------------------------------------------------------------------------------------------------------------------------

Net expenses                                                     $  1,913,546      $  2,712,029      $  1,394,019      $     88,026
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                                            $ 19,859,806      $ 31,305,979      $ 15,319,434      $  1,336,230
------------------------------------------------------------------------------------------------------------------------------------


Realized and Unrealized Gain (Loss) on Investments
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost
       basis)                                                    $  8,284,752      $ 16,626,056      $  5,018,545      $    387,066
    Financial futures contracts                                    (2,978,632)       (8,832,503)       (2,898,402)         (203,661)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                 $  5,306,120      $  7,793,553      $  2,120,143      $    183,405
------------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                          $ 11,238,457      $ (2,727,363)     $  6,730,261      $    717,894
    Financial futures contracts                                        21,385         1,417,470            75,551             1,160
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
    (depreciation) of investments                                $ 11,259,842      $ (1,309,893)     $  6,805,812      $    719,054
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on
    investments                                                  $ 16,565,962      $  6,483,660      $  8,925,955      $    902,459
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                       $ 36,425,768      $ 37,789,639      $ 24,245,389      $  2,238,689
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of September 30, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended September 30, 1997

                                                             New York              Ohio            Rhode Island       West Virginia
                                                             Portfolio           Portfolio           Portfolio          Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
-----------------------------------------------------------------------------------------------------------------------------------
Interest income                                            $ 34,720,613        $ 17,570,035        $  2,319,707        $  2,157,462
-----------------------------------------------------------------------------------------------------------------------------------
Total investment income                                    $ 34,720,613        $ 17,570,035        $  2,319,707        $  2,157,462
-----------------------------------------------------------------------------------------------------------------------------------


Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                            $  2,603,611        $  1,272,425        $     96,316        $     86,026
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)                   21,370              15,442               1,647               1,647
Custodian fee (Note 1J)                                         194,391             126,756              17,375              22,696
Legal and accounting services                                    38,819              30,152              19,679              18,589
Amortization of organization expenses (Note 1D)                   6,278               3,960                 635                 631
Registration fees                                                    --                  --                 300                  --
Interest expense (Note 5)                                       318,274             104,537               8,764               8,471
Miscellaneous                                                    20,343              25,863              10,559               4,884
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                             $  3,203,086        $  1,579,135        $    155,275        $    142,944
-----------------------------------------------------------------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee (Note 1J)                   $         --        $     21,642        $     16,782        $      9,225
    Reduction of investment adviser fee (Note 2)                     --                  --              47,940                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                   $         --        $     21,642        $     64,722        $      9,225
-----------------------------------------------------------------------------------------------------------------------------------

Net expenses                                               $  3,203,086        $  1,557,493        $     90,553        $    133,719
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income                                      $ 31,517,527        $ 16,012,542        $  2,229,154        $  2,023,743
-----------------------------------------------------------------------------------------------------------------------------------


Realized and Unrealized Gain (Loss) on Investments
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified
       cost basis)                                         $ 12,743,465        $  5,784,752        $    329,660        $    455,903
    Financial futures contracts                              (2,876,191)         (1,882,739)           (245,373)           (487,515)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                    $  9,867,274        $  3,902,013        $     84,287        $    (31,612)
-----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                    $  9,286,173        $  4,176,029        $  1,327,444        $  1,270,693
    Financial futures contracts                                (622,360)            484,361             (55,732)             51,559
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                         $  8,663,813        $  4,660,390        $  1,271,712        $  1,322,252
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments            $ 18,531,087        $  8,562,403        $  1,355,999        $  1,290,640
-----------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                 $ 50,048,614        $ 24,574,945        $  3,585,153        $  3,314,383
-----------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

EV Municipals Portfolios as of September 30, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


For the Year Ended September 30, 1997


                                                           California            Florida          Massachusetts        Mississippi
Increase (Decrease) in Net Assets                           Portfolio           Portfolio           Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                 $  19,859,806       $  31,305,979       $  15,319,434       $  1,336,230
    Net realized gain on investments                          5,306,120           7,793,553           2,120,143            183,405
    Net change in unrealized appreciation
        (depreciation) of investments                        11,259,842          (1,309,893)          6,805,812            719,054
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                $  36,425,768       $  37,789,639       $  24,245,389       $  2,238,689
-----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                         $  16,666,266       $  35,743,906       $  12,526,247       $  1,197,391
    Withdrawals                                             (96,678,214)       (183,706,131)        (64,226,111)        (6,588,894)
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital
    transactions                                          $ (80,011,948)      $(147,962,225)      $ (51,699,864)      $ (5,391,503)
-----------------------------------------------------------------------------------------------------------------------------------


Net decrease in net assets                                $ (43,586,180)      $(110,172,586)      $ (27,454,475)      $ (3,152,814)
-----------------------------------------------------------------------------------------------------------------------------------


Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                      $ 370,590,195       $ 624,374,001       $ 281,129,236       $ 25,279,561
-----------------------------------------------------------------------------------------------------------------------------------
At end of year                                            $ 327,004,015       $ 514,201,415       $ 253,674,761       $ 22,126,747
-----------------------------------------------------------------------------------------------------------------------------------




                       See notes to financial statements

EV Municipals Portfolios as of September 30, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 1997

                                                          New York                 Ohio        Rhode Island       West Virginia
Increase (Decrease) in Net Assets                         Portfolio              Portfolio       Portfolio          Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                 $  31,517,527       $  16,012,542       $   2,229,154       $   2,023,743
    Net realized gain (loss) on investments                   9,867,274           3,902,013              84,287             (31,612)
    Net change in unrealized appreciation of
        investments                                           8,663,813           4,660,390           1,271,712           1,322,252
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                $  50,048,614       $  24,574,945       $   3,585,153       $   3,314,383
-----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                         $  25,819,897       $  10,983,777       $   4,387,108       $   1,406,737
    Withdrawals                                            (152,794,517)        (56,960,953)         (9,921,791)        (10,718,916)
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital
    transactions                                          $(126,974,620)      $ (45,977,176)      $  (5,534,683)      $  (9,312,179)
-----------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                $ (76,926,006)      $ (21,402,231)      $  (1,949,530)      $  (5,997,796)
-----------------------------------------------------------------------------------------------------------------------------------


Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                      $ 604,529,520       $ 292,670,816       $  42,167,179       $  39,500,791
-----------------------------------------------------------------------------------------------------------------------------------
At end of year                                            $ 527,603,514       $ 271,268,585       $  40,217,649       $  33,502,995
-----------------------------------------------------------------------------------------------------------------------------------



                       See notes to financial statements

EV Municipals Portfolios as of September 30, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 1996


                                                          California              Florida         Massachusetts        Mississippi
Increase (Decrease) in Net Assets                          Portfolio             Portfolio          Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                 $  23,204,844       $  38,410,360       $  16,966,016       $   1,582,970
    Net realized gain on investments                          4,542,939           5,705,251           3,096,278             306,294
    Change in unrealized appreciation (depreciation)
        of investments                                        1,456,651            (543,323)         (1,167,330)            146,094
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                $  29,204,434       $  43,572,288       $  18,894,964       $   2,035,358
------------------------------------------------------------------------------------------------------------------------------------

Capital transactions --
    Contributions                                         $  20,317,562       $  35,149,563       $  16,336,133       $   1,623,996
    Withdrawals                                             (89,601,939)       (166,550,986)        (56,272,108)         (7,372,753)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions      $ (69,284,377)      $(131,401,423)      $ (39,935,975)      $  (5,748,757)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                $ (40,079,943)      $ (87,829,135)      $ (21,041,011)      $  (3,713,399)
------------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                      $ 410,670,138       $ 712,203,136       $ 302,170,247       $  28,992,960
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                            $ 370,590,195       $ 624,374,001       $ 281,129,236       $  25,279,561
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of September 30, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended September 30, 1996


                                                                  New York            Ohio           Rhode Island     West Virginia
Increase (Decrease) in Net Assets                                 Portfolio         Portfolio          Portfolio        Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                       $  35,862,171     $  17,538,829     $   2,430,974     $   2,162,188
    Net realized gain (loss) on investments                         4,055,362         2,125,592          (126,962)         (127,774)
    Net change in unrealized appreciation of
        investments                                                 2,603,892           281,886           709,572           798,750
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                      $  42,521,425     $  19,946,307     $   3,013,584     $   2,833,164
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                               $  36,583,799     $  11,748,362     $   5,557,065     $   3,463,423
    Withdrawals                                                  (127,312,013)      (58,040,501)       (9,309,437)       (7,630,857)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions            $ (90,728,214)    $ (46,292,139)    $  (3,752,372)    $  (4,167,434)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                      $ (48,206,789)    $ (26,345,832)    $    (738,788)    $  (1,334,270)
------------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                            $ 652,736,309     $ 319,016,648     $  42,905,967     $  40,835,061
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                                  $ 604,529,520     $ 292,670,816     $  42,167,179     $  39,500,791
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of September 30, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                    California Portfolio
                               ------------------------------------------------------------
                                                        Year Ended
                               ------------------------------------------------------------
                                                       September 30,             March 31,
                               ------------------------------------------------------------
                                  1997        1996        1995       1994***      1994**
-------------------------------------------------------------------------------------------
Ratios to average
daily net assets
-------------------------------------------------------------------------------------------
Net expenses /(1)/                 0.57%       0.57%       0.59%       0.57%+      0.55%+
Net expenses, after
    custodian fee reduction        0.56%       0.56%       0.58%         --          --
Net investment income              5.76%       5.93%       6.22%       6.09%+      5.72%+
Portfolio Turnover                   12%         14%         58%         40%         91%
-------------------------------------------------------------------------------------------

Net assets, end of period
    (000s omitted)             $327,004    $370,590    $410,763    $445,131    $467,259
-------------------------------------------------------------------------------------------


                                                       Florida Portfolio
                                 ------------------------------------------------------------
                                                          Year Ended
                                 ------------------------------------------------------------
                                                         September 30,
                                 ------------------------------------------------------------
                                    1997        1996        1995        1994         1993*
---------------------------------------------------------------------------------------------
Ratios to average
daily net assets
---------------------------------------------------------------------------------------------
Net expenses /(1)/                   0.52%       0.52%       0.55%       0.48%        0.47%+
Net expenses, after
    custodian fee reduction          0.48%       0.49%       0.52%         --           --
Net investment income                5.53%       5.67%       5.94%       5.65%        5.53%+
Portfolio Turnover                     54%         51%         61%         57%          55%
---------------------------------------------------------------------------------------------

Net assets, end of period
    (000s omitted)               $514,201    $624,374    $712,203    $772,123     $772,422
---------------------------------------------------------------------------------------------

+     Annualized.
* For the period from the start of business, February 1, 1993, to September 30, 1993.
**    For the period from the start of business, May 3, 1993, to March 31, 1994.
*** For the six months ended September 30, 1994. The Portfolio changed its fiscal year from March 31 to September 30, effective September 30, 1994.
/(1)/ The expense ratios for the years ended September 30, 1995 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior periods have not been adjusted to reflect this change.




                       See notes to financial statements

EV Municipals Portfolios as of September 30, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                             Massachusetts Portfolio
                                              ------------------------------------------------------------
                                                             Year Ended September 30,
----------------------------------------------------------------------------------------------------------
                                                1997        1996        1995        1994         1993*
----------------------------------------------------------------------------------------------------------

Ratios to average
daily net assets++
----------------------------------------------------------------------------------------------------------
Net expenses/(1)/                                 0.53%       0.55%       0.56%       0.51%       0.49%+
Net expenses, after
     custodian fee reduction                      0.52%       0.54%       0.53%         --          --
Net investment income                             5.75%       5.77%       6.00%       5.74%       5.72%+
Portfolio Turnover                                  35%         51%         87%         53%         38%
----------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)      $253,675    $281,129    $302,170    $308,540    $290,613
----------------------------------------------------------------------------------------------------------
                                                               Mississippi Portfolio
                                               -------------------------------------------------------
                                                             Year Ended September 30,
------------------------------------------------------------------------------------------------------
                                                 1997       1996       1995       1994      1993**
------------------------------------------------------------------------------------------------------

Ratios to average
daily net assets++
------------------------------------------------------------------------------------------------------
Net expenses/(1)/                                 0.38%       0.29%      0.27%      0.05%      0.00%+
Net expenses, after
     custodian fee reduction                      0.37%       0.26%      0.23%       --         --
Net investment income                             5.59%       5.77%      5.97%      5.67%      4.49%+
Portfolio Turnover                                   6%         12%        52%        38%        11%
------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)       $22,127     $25,280    $28,993    $29,477    $11,233
------------------------------------------------------------------------------------------------------

++ The operating expenses of the Mississippi Portfolio reflect a reduction of the Investment Adviser fee, and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Expenses/(1)/                                                 0.40%      0.39%      0.32%      0.25%+
Expenses, after custodian fee reduction                       0.37%      0.35%       --         --
Net investment income                                         5.66%      5.85%      5.40%      4.24%+
------------------------------------------------------------------------------------------------------

+     Annualized.
* For the period from the start of business, February 1, 1993, to September 30, 1993.
**    For the period from the start of business, June 11, 1993, to September
      30, 1993.
/(1)/ The expense ratios for the years ended September 30, 1995 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

EV Municipals Portfolios as of September 30, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                   New York Portfolio
                                               ----------------------------------------------------------
                                                                 Year Ended September 30,
                                               ----------------------------------------------------------
                                                 1997        1996        1995        1994        1993**
---------------------------------------------------------------------------------------------------------
Ratios to average
daily net assets
---------------------------------------------------------------------------------------------------------
Net expenses /(1)/                                 0.57%       0.52%       0.54%       0.48%       0.48%+
Net expenses, after
     custodian fee reduction                       0.57%       0.49%       0.51%         --          --
Net investment income                              5.60%       5.64%       5.97%       5.70%       5.64%+
Portfolio Turnover                                   44%         47%         55%         47%         37%
---------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)       $527,604    $604,530    $652,736    $655,647    $648,807
---------------------------------------------------------------------------------------------------------


                                                                      Ohio Portfolio
                                               ----------------------------------------------------------
                                                                  Year Ended September 30,
                                               ----------------------------------------------------------
                                                 1997        1996        1995        1994        1993*
---------------------------------------------------------------------------------------------------------
Ratios to average
daily net assets
---------------------------------------------------------------------------------------------------------
Net expenses /(1)/                                 0.56%       0.57%       0.57%       0.51%       0.49%+
Net expenses, after
     custodian fee reduction                       0.55%       0.56%       0.55%         --          --
Net investment income                              5.70%       5.69%       5.80%       5.61%       5.61%+
Portfolio Turnover                                   30%         35%         51%         31%         24%
---------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)       $271,269    $292,671    $319,017    $324,412    $298,092
---------------------------------------------------------------------------------------------------------

+     Annualized.
* For the period from the start of business, February 1, 1993, to September 30, 1993.
** For the period from the start of business, June 11, 1993, to September 30, 1993.
/(1)/ The expense ratios for the years ended September 30, 1995 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolios to increase their expense ratios by the effect of any expense offset arrangements with their service providers. The expense ratios for the prior periods have not been adjusted to reflect this change.




                       See notes to financial statements

EV Municipals Portfolios as of September 30, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                   Rhode Island Portfolio
                                                  ------------------------------------------------------
                                                                  Year Ended September 30,
                                                  ------------------------------------------------------
                                                   1997       1996       1995       1994         1993*
--------------------------------------------------------------------------------------------------------
Ratios to average
daily net assets++
--------------------------------------------------------------------------------------------------------
Net expenses /(1)/                                   0.27%      0.27%      0.29%      0.12%       0.00%+
Net expenses, after
     custodian fee reduction                         0.23%      0.24%      0.25%        --          --
Net investment income                                5.54%      5.69%      5.96%      5.64%       4.86%+
Portfolio Turnover                                     39%        25%        42%        42%         23%
--------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $40,218    $42,167    $42,906    $38,120     $16,981
--------------------------------------------------------------------------------------------------------

++ The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Expenses /(1)/                                       0.39%      0.40%      0.41%      0.33%       0.26%+
Expenses after custodian fee reduction               0.35%      0.37%      0.37%        --          --
Net investment income                                5.42%      5.56%      5.84%      5.43%       4.60%+
--------------------------------------------------------------------------------------------------------

                                                                  West Virginia Portfolio
                                                  ------------------------------------------------------
                                                                  Year Ended September 30,
                                                  ------------------------------------------------------
                                                   1997       1996       1995       1994        1993**
--------------------------------------------------------------------------------------------------------
Ratios to average
daily net assets++
--------------------------------------------------------------------------------------------------------
Net expenses /(1)/                                   0.38%      0.42%      0.31%      0.10%      0.00%+
Net expenses, after
     custodian fee reduction                         0.36%      0.38%      0.29%        --         --
Net investment income                                5.44%      5.41%      5.81%      5.52%      4.50%+
Portfolio Turnover                                     24%        43%        19%        39%        19%
--------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $33,503    $39,501    $40,835    $40,473    $24,760
--------------------------------------------------------------------------------------------------------

++ The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Expenses /(1)/                                                             0.39%      0.33%      0.21%+
Expenses after custodian fee reduction                                     0.37%        --         --
Net investment income                                                      5.73%      5.29%      4.30%+
--------------------------------------------------------------------------------------------------------

+     Annualized.
* For the period from the start of business, June 11, 1993, to September 30, 1993.
** For the period from the start of business, February 1, 1993, to September 30, 1993.
/(1)/ The expense ratios for the years ended September 30, 1995 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolios to increase their expense ratios by the effect of any expense offset arrangements with their service providers. The expense ratios for the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

EV Municipals Portfolios as of September 30, 1997

NOTES TO FINANCIAL STATEMENTS


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), Massachusetts Municipals Portfolio (Massachusetts Portfolio), Mississippi Municipals Portfolio (Mississippi Portfolio), New York Municipals Portfolio (New York Portfolio), Ohio Municipals Portfolio (Ohio Portfolio), Rhode Island Municipals Portfolio (Rhode Island Portfolio) and West Virginia Municipals Portfolio (West Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified, open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for Federal income tax purposes.

    C Income Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for Federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

    D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

    F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

    G When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery

EV Municipals Portfolios as of September 30, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D


    basis are marked-to-market daily and begin earning interest on settlement date.

    H Other -- Investment transactions are accounted for on a trade date basis.

    I Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of operating expenses in the statements of operations.


2   Investment Adviser Fee and Other Transactions with Affiliates
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    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 1997, each Portfolio paid advisory fees as follows:


    Portfolio                                Amount              Effective Rate*
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    California                           $1,687,887                   0.49%
    Florida                               2,593,352                   0.46%
    Massachusetts                         1,203,548                   0.45%
    Mississippi                              44,507                   0.19%
    New York                              2,603,611                   0.46%
    Ohio                                  1,272,425                   0.45%
    Rhode Island                             96,316                   0.12%
    West Virginia                            86,026                   0.23%

    * Advisory fees paid as a percentage of average daily net assets.

    To enhance the net income of the Rhode Island Portfolio, BMR made a reduction of its fee in the amount of $47,940. Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

    Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 1997, no significant amounts have been deferred.

EV Municipals Portfolios as of September 30, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D


3   Investments
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    Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the year ended September 30, 1997 were as follows:


    California Portfolio
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    Purchases                                                    $  42,098,487
    Sales                                                          101,434,811

    Florida Portfolio
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    Purchases                                                    $ 292,725,029
    Sales                                                          409,405,531

    Massachusetts Portfolio
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    Purchases                                                    $  91,051,927
    Sales                                                          118,236,663

    Mississippi Portfolio
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    Purchases                                                    $   1,398,895
    Sales                                                            5,900,535

    New York Portfolio
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    Purchases                                                    $ 247,761,203
    Sales                                                          339,715,460

    Ohio Portfolio
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    Purchases                                                    $  82,801,321
    Sales                                                          108,948,062

    Rhode Island Portfolio
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    Purchases                                                    $  15,377,491
    Sales                                                           17,904,376

    West Virginia Portfolio
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    Purchases                                                    $   8,624,072
    Sales                                                           15,389,791

4   Federal Income Tax Basis of Investments
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    The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at September 30, 1997, as computed on a federal income tax basis, are as follows:


    California Portfolio
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    Aggregate Cost                                               $ 288,296,835
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    Gross unrealized appreciation                                $  37,425,099
    Gross unrealized depreciation                                     (189,360)
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    Net unrealized appreciation                                  $  37,235,739
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    Florida Portfolio
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    Aggregate Cost                                               $ 462,068,417
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    Gross unrealized appreciation                                $  31,954,789
    Gross unrealized depreciation                                           --
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    Net unrealized appreciation                                  $  31,954,789
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    Massachusetts Portfolio
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    Aggregate Cost                                               $ 238,584,146
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    Gross unrealized appreciation                                $  23,368,596
    Gross unrealized depreciation                                      (77,042)
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    Net unrealized appreciation                                  $  23,291,554
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    Mississippi Portfolio
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    Aggregate Cost                                               $  19,751,773
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    Gross unrealized appreciation                                $   2,027,684
    Gross unrealized depreciation                                           --
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    Net unrealized appreciation                                  $   2,027,684
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    New York Portfolio
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    Aggregate Cost                                               $ 481,331,084
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    Gross unrealized appreciation                                $  43,779,548
    Gross unrealized depreciation                                     (262,215)
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    Net unrealized appreciation                                  $  43,517,333
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EV Municipals Portfolios as of September 30, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D


    Ohio Portfolio
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    Aggregate Cost                                               $ 252,173,553
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    Gross unrealized appreciation                                $  16,933,967
    Gross unrealized depreciation                                           --
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    Net unrealized appreciation                                  $  16,933,967
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    Rhode Island Portfolio
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    Aggregate Cost                                               $  38,164,900
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    Gross unrealized appreciation                                $   2,093,874
    Gross unrealized depreciation                                       (9,623)
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    Net unrealized appreciation                                  $   2,084,251
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    West Virginia Portfolio
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    Aggregate Cost                                               $  31,140,556
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    Gross unrealized appreciation                                $   1,980,371
    Gross unrealized depreciation                                           --
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    Net unrealized appreciation                                  $   1,980,371
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5   Line of Credit
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    The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. The portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at the bank's adjusted certificate of deposit rate, Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 1997, the California Portfolio, Mississippi Portfolio, New York Portfolio, Ohio Portfolio, Rhode Island Portfolio, and West Virginia Portfolio had a balance outstanding pursuant to this line of credit of $1,529,000, $64,000, $5,940,000, $2,157,000, $749,000 and $1,127,000
    respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended September 30, 1997.

6   Financial Instruments
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    The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

    The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

    A summary of obligations under these financial instruments at September 30, 1997, is as follows:

                          Futures
                          Contracts
                          Expiration                                        Net Unrealized
     Portfolio            Date          Contracts                Position   Depreciation
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     California           12/97         127 US Treasury Bonds    Short          $(389,652)
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     Massachusetts        12/97          76 US Treasury Bonds    Short           (233,177)
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     Mississippi          12/97           9 US Treasury Bonds    Short            (27,613)
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     New York             12/97         320 US Treasury Bonds    Short           (981,800)
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     Rhode Island         12/97          29 US Treasury Bonds    Short            (88,975)
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     West Virginia        12/97          15 US Treasury Bonds    Short            (34,305)
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    At September 30, 1997 each Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EV Municipals Portfolios as of September 30, 1997

INDEPENDENT AUDITORS' REPORT



To the Trustees and Investors
of the California Municipals Portfolio, Florida Municipals Portfolio, Massachusetts Municipals Portfolio, Mississippi Municipals Portfolio, New York Municipals Portfolio, Ohio Municipals Portfolio, Rhode Island Municipals Portfolio, and West Virginia Municipals Portfolio
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We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the California Municipals Portfolio, Florida Municipals Portfolio, Massachusetts Municipals Portfolio, Mississippi Municipals Portfolio, New York Municipals Portfolio, Ohio Municipals Portfolio, Rhode Island Municipals Portfolio, and West Virginia Municipals Portfolio as of September 30, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 1997 and 1996 and the supplementary data for each of the years in the five-year period ended September 30, 1997. (For the California Municipals Portfolio, the supplementary data is for each of the years in the four-year period ended September 30, 1997 and the period from the start of business, May 3, 1993, to March 31, 1994). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial positions of the California Municipals Portfolio, Florida Municipals Portfolio, Massachusetts Municipals Portfolio, Mississippi Municipals Portfolio, New York Municipals Portfolio, Ohio Municipals Portfolio, Rhode Island Municipals Portfolio, and West Virginia Municipals Portfolio at September 30, 1997, the results of their operations, the changes in their net assets and their supplementary data for the respective stated period, in conformity with generally accepted accounting principles.

                                                         DELOITTE & TOUCHE LLP
                                                         Boston, Massachusetts
                                                         November 7, 1997

EV Municipals Portfolio as of September 30, 1997

INVESTMENT MANAGEMENT

Municipals Portfolios
                    Officers                         Independent Trustees
                    Thomas J. Fetter                 Donald R. Dwight
                    President and Portfolio          President, Dwight Partners, Inc.
                    Manager of Florida and Ohio      Chairman, Newspapers of New England, Inc.
                    Municipals Portfolios
                                                     Samuel L. Hayes, III
                    James B. Hawkes                  Jacob H. Schiff Professor of Investment
                    Vice President and Trustee       Banking, Harvard University Graduate School of
                                                     Business Administration
                    Robert B. MacIntosh
                    Vice President and Portfolio     Norton H. Reamer
                    Manager of Massachusetts         President and Director, United Asset
                    Municipals Portfolio             Management Corporation

                    Nicole Anderes                   John L. Thorndike
                    Vice President and Portfolio     Formerly Director, Fiduciary Company Incorporated
                    Manager of New York
                    and Rhode Island                 Jack L. Treynor
                    Municipals Portfolios            Investment Adviser and Consultant

                    Timothy T. Browse
                    Vice President and Portfolio
                    Manager of West Virginia
                    Municipals Portfolio

                    Cynthia J. Clemson
                    Vice President and Portfolio
                    Manager of California and
                    Mississippi Municipals Portfolio

                    James L. O'Connor
                    Treasurer

                    Alan R. Dynner
                    Secretary